Schedule of Investments (unaudited)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 3.96%, 03/15/30	$250	$249,430
American Express Credit Account Master Trust
5.24%, 04/15/31	500	512,479
4.30%, 07/15/30	250	250,057
GM Financial Consumer Automobile Receivables Trust, 5.16%, 08/16/29	500	504,857
Honda Auto Receivables Owner Trust, 4.04%, 02/21/30	500	498,106
Total Asset-Backed Securities — 0.3% (Cost: $2,014,424)		2,014,929
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.8%
Bank
2.56%, 05/15/64	200	180,151
2.93%, 02/15/55(a)	500	452,427
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	100	96,703
Benchmark Mortgage Trust
5.18%, 04/15/57	100	100,947
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	418	416,618
Series 2020-B16, Class A5, 2.73%, 02/15/53	100	92,895
Series 2020-B21, Class A4, 1.70%, 12/17/53	100	89,753
BMO Mortgage Trust, 5.88%, 09/15/57(a)	100	99,098
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	31	30,263
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	200	196,566
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	500	481,524
4.40%, 06/25/35(a)	500	489,159
4.51%, 07/25/29	300	300,809
5.36%, 01/25/29(a)	950	970,694
GS Mortgage Securities Trust
2.12%, 05/12/53	250	232,143
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	129	128,661
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51	48	47,581
Wells Fargo Commercial Mortgage Trust
5.59%, 07/15/58	700	718,124
Series 2021-C59, Class A5, 2.63%, 04/15/54	600	541,331
		5,665,447
Total Collateralized Mortgage Obligations — 0.8% (Cost: $5,835,117)		5,665,447
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(b)	50	51,692
7.50%, 06/01/29(b)	50	50,203
7.50%, 03/15/33(b)	55	57,699
7.75%, 04/15/28(b)	57	57,171
7.88%, 04/01/30(b)	85	88,575
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	32	31,212
4.63%, 03/15/30(b)	30	29,173
Security	Par (000)	Value
Advertising (continued)
5.00%, 08/15/27(b)	$45	$44,971
7.38%, 02/15/31(b)	30	31,291
		441,987
Aerospace & Defense — 0.0%
ATI, Inc.
4.88%, 10/01/29	25	24,715
5.13%, 10/01/31	25	24,774
5.88%, 12/01/27	25	25,032
7.25%, 08/15/30	30	31,165
		105,686
Agriculture — 0.0%
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	70	70,724
Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)	27	27,054
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	110	107,928
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	125	115,032
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34	35	33,143
Latam Airlines Group SA, 7.88%, 04/15/30(c)	110	114,320
United Airlines Holdings, Inc.
4.88%, 03/01/29	60	59,449
5.38%, 03/01/31	60	59,412
United Airlines Pass-Through Trust
5.80%, 07/15/37	136	141,130
Series 2018-1, Class AA, 3.50%, 09/01/31	3	2,988
Series AA, 5.45%, 08/15/38	5	4,802
United Airlines, Inc., 4.63%, 04/15/29(b)	250	246,182
		911,440
Apparel — 0.0%
Crocs, Inc.
4.13%, 08/15/31(b)	30	27,949
4.25%, 03/15/29(b)	25	24,217
Gildan Activewear, Inc., 5.40%, 10/07/35(b)	60	58,902
Kontoor Brands, Inc., 4.13%, 11/15/29(b)	30	28,682
Under Armour, Inc., 7.25%, 07/15/30(b)	25	25,405
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)	40	37,766
		202,921
Auto Manufacturers — 0.8%
American Honda Finance Corp.
2.00%, 03/24/28	200	191,375
2.25%, 01/12/29	285	268,542
4.40%, 09/05/29	115	114,027
4.45%, 10/22/27	120	120,035
4.80%, 03/05/30	10	9,994
4.85%, 10/23/31	125	124,702
4.90%, 01/10/34	105	103,432
5.10%, 01/08/36	20	19,670
5.15%, 07/09/32	5	5,033
5.20%, 03/05/35	90	89,738
Cummins, Inc.
1.50%, 09/01/30	110	97,514
2.60%, 09/01/50	65	39,154
4.25%, 05/09/28	15	14,999
4.70%, 02/15/31	115	115,767
4.88%, 10/01/43	40	37,692
5.15%, 02/20/34	65	66,214
5.30%, 05/09/35	35	35,771
5.45%, 02/20/54	70	68,451

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Daimler Truck Finance North America LLC
4.15%, 01/12/29(b)	$155	$153,173
4.30%, 08/12/27(b)	150	149,832
5.63%, 01/13/35(b)	160	163,005
General Motors Financial Co., Inc.
2.40%, 04/10/28	200	192,443
3.10%, 01/12/32	170	153,967
3.60%, 06/21/30	320	305,831
3.85%, 01/05/28	45	44,573
4.60%, 01/08/31	10	9,900
5.00%, 07/15/27	425	427,810
5.45%, 09/06/34	5	5,030
5.45%, 01/08/36(d)	10	9,980
5.75%, 02/08/31	5	5,174
5.80%, 01/07/29	470	483,085
6.10%, 01/07/34	260	272,517
6.15%, 07/15/35	185	193,345
PACCAR Financial Corp.
4.00%, 08/08/28	15	14,967
4.00%, 09/26/29	15	14,914
4.55%, 03/03/28	185	186,221
4.60%, 01/31/29	5	5,060
Series R, 4.00%, 11/07/28	5	4,981
Toyota Motor Credit Corp.
3.38%, 04/01/30	300	287,908
4.80%, 01/05/34	300	298,520
5.10%, 03/21/31	200	204,179
5.25%, 09/11/28	500	510,166
Series B, 4.80%, 01/11/36	100	98,186
		5,716,877
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.38%, 10/15/32(b)	50	50,201
7.75%, 10/15/33(b)	75	75,205
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	10	6,160
4.15%, 05/01/52	105	78,103
BorgWarner, Inc.
2.65%, 07/01/27	10	9,827
4.95%, 08/15/29	5	5,054
5.40%, 08/15/34(d)	135	137,399
Dana, Inc.
4.25%, 09/01/30(d)	16	15,199
4.50%, 02/15/32	11	10,276
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	52	54,484
Lear Corp.
3.50%, 05/30/30	15	14,283
3.55%, 01/15/52	20	13,553
3.80%, 09/15/27	30	29,779
4.25%, 05/15/29	40	39,515
5.25%, 05/15/49	15	13,605
LG Energy Solution Ltd.
5.38%, 07/02/29(c)	200	203,045
5.88%, 04/02/36(b)	200	202,510
Phinia, Inc.
6.63%, 10/15/32(b)	30	30,805
6.75%, 04/15/29(b)	45	46,286
		1,035,289
Security	Par (000)	Value
Banks — 5.6%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)	$70	$66,386
3.32%, 03/13/37, (5-year CMT + 1.90%)(a)(b)	60	54,093
5.52%, 12/03/35, (1-year CMT + 1.25%)(a)(b)	195	197,924
Abu Dhabi Commercial Bank PJSC, 5.50%, 01/12/29(c)	200	203,069
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(a)(b)	25	25,388
5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(a)(b)	215	222,896
6.61%, 09/13/29, (1-day SOFR + 2.33%)(a)(b)	40	41,700
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(a)	5	5,130
Banco do Brasil SA/Cayman, 6.25%, 04/18/30(c)	200	204,715
Bank Hapoalim BM, 5.25%, 01/14/33(b)(c)	200	199,245
Bank of China Ltd./Sydney, 4.11%, 11/10/30, (1-day SOFR Index + 0.49%)(a)(c)	200	200,760
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(a)(b)	35	35,823
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	90	80,444
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	120	118,124
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	35	35,034
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	75	75,661
5.20%, 02/01/28	120	121,589
5.37%, 06/04/27	110	111,336
5.51%, 06/04/31	55	56,970
5.72%, 09/25/28	125	128,371
Series H, 4.70%, 09/14/27	125	125,588
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	90	88,599
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	20	18,949
1.65%, 01/28/31	35	30,911
1.80%, 07/28/31	105	91,522
3.00%, 10/30/28	115	111,262
3.30%, 08/23/29	105	101,123
3.40%, 01/29/28	163	161,249
3.85%, 04/28/28	127	126,416
3.85%, 04/26/29	40	39,503
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	120	116,605
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	75	75,160
4.89%, 07/21/28, (1-day SOFR + 0.84%)(a)	50	50,325
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	115	116,247
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	85	85,131
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	15	15,180
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	20	20,314
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	100	101,416
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	45	45,653
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	70	71,032
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	5	5,130
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	55	56,128
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	75	79,097
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	90	98,366
Series J, 1.90%, 01/25/29	45	42,269
Bank of New Zealand, 4.85%, 02/07/28(b)	15	15,122
Bank of Nova Scotia(The)
2.15%, 08/01/31	155	137,230
2.45%, 02/02/32	60	53,159
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	5	4,915
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	115	114,984
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	120	115,406

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	$30	$29,923
4.85%, 02/01/30	45	45,417
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	75	76,139
5.25%, 06/12/28	65	66,198
5.40%, 06/04/27	120	121,449
5.45%, 08/01/29	120	123,305
5.65%, 02/01/34	85	88,707
Bank of the Philippine Islands, 5.00%, 04/07/30(c)	200	203,029
BSF Sukuk Co. Ltd., 5.38%, 01/21/30(c)	200	202,445
CaixaBank SA
5.40%, 04/22/37, (1-day SOFR + 1.53%)(a)(b)	15	14,866
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(a)(b)	5	5,121
6.04%, 06/15/35, (1-day SOFR + 2.26%)(a)(b)	25	26,104
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)	200	205,097
6.84%, 09/13/34, (1-day SOFR + 2.77%)(a)(b)	220	240,371
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	80	75,231
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	120	118,921
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	15	14,879
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	15	14,989
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	150	150,997
5.24%, 06/28/27	175	176,904
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	110	112,103
5.26%, 04/08/29	115	117,250
6.09%, 10/03/33	110	117,479
Capital One NA, 4.65%, 09/13/28	250	250,666
CBQ Finance Ltd., 5.38%, 03/28/29(c)	200	202,140
China Construction Bank Corp./London, 4.14%, 09/11/28, (1-day SOFR Index + 0.50%)(a)(c)	200	200,571
Citizens Financial Group, Inc.
2.64%, 09/30/32	135	116,331
3.25%, 04/30/30	15	14,197
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	50	50,585
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)	70	69,288
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	40	40,116
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	25	25,682
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	130	133,458
Commonwealth Bank of Australia
2.69%, 03/11/31(b)	200	180,902
3.61%, 09/12/34, (5-year CMT + 2.05%)(a)(b)	200	191,772
3.90%, 03/16/28(b)	200	198,812
3.90%, 07/12/47(b)	200	159,423
4.32%, 01/10/48(b)	200	160,891
Commonwealth Bank of Australia/New York, Series C, 4.36%, 03/27/29	25	25,031
DIB Sukuk Ltd., 5.24%, 03/04/29(c)	200	202,288
DNB Bank ASA
4.83%, 03/30/32, (1-day SOFR + 1.13%)(a)(b)	5	4,982
4.85%, 11/05/30, (1-day SOFR + 1.05%)(a)(b)	10	10,067
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	50	48,201
4.57%, 04/29/32, (1-day SOFR + 0.95%)(a)	80	78,722
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	270	270,763
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	195	200,797
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	35	36,221
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	15	15,374
8.25%, 03/01/38	45	54,524
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(a)	35	35,015
Security	Par (000)	Value
Banks (continued)
Fifth Third Financial Corp.
4.00%, 02/01/29	$115	$113,319
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)	10	10,293
First Abu Dhabi Bank PJSC
4.38%, 09/10/30(c)	200	196,165
5.00%, 02/28/29(c)	200	200,874
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(a)	80	81,102
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	80	68,900
2.55%, 02/04/30	65	60,199
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	85	84,933
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	110	111,555
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	85	87,077
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	25	25,555
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	15	15,489
ING Groep NV
4.55%, 10/02/28	200	200,495
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	30	30,296
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	200	203,658
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	10	10,159
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	55	56,091
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	215	228,442
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(a)	200	199,053
Kasikornbank PCL, 5.46%, 03/07/28(c)	200	202,688
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.07%)(a)(b)	30	30,123
6.32%, 09/21/34, (1-year CMT + 2.05%)(a)(b)	35	37,517
KEB Hana Bank, 5.75%, 10/24/28(c)	200	205,932
Keybank National Association
4.39%, 12/14/27	250	249,700
5.00%, 01/26/33	35	34,649
KeyCorp
2.55%, 10/01/29	59	55,216
4.10%, 04/30/28	100	99,330
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	75	73,471
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)	60	60,527
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)	55	54,163
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)	80	85,106
KFH Sukuk Co., 5.38%, 01/14/30(c)	200	202,527
Kookmin Bank, 4.50%, 02/01/29(c)	200	198,764
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(c)	110	103,201
4.38%, 02/15/28(c)	10	10,033
4.63%, 02/13/30(c)	5	5,065
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	30	26,218
1.00%, 02/25/28(c)	55	52,219
3.00%, 05/21/29(c)	40	38,772
3.63%, 10/08/30	50	48,975
3.88%, 09/28/27	35	34,938
3.88%, 06/14/28	55	54,818
4.13%, 05/28/30	30	29,976
4.13%, 02/06/31(c)	80	79,753
4.63%, 04/17/29	55	55,809
5.00%, 10/24/33	80	83,189
Series 37, 2.50%, 11/15/27	120	117,398
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	25	25,006
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	110	110,460

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	$80	$79,428
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	100	100,932
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	70	69,915
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	70	69,794
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(a)(b)	130	117,456
3.62%, 06/03/30(b)	115	109,185
4.33%, 06/12/28(b)	55	54,947
6.80%, 01/18/33(b)	25	27,003
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(a)(b)	115	103,266
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)	80	71,578
4.10%, 06/21/28, (1-day SOFR + 2.13%)(a)(b)	105	104,433
4.44%, 06/21/33, (1-day SOFR + 2.41%)(a)(b)	105	101,870
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	255	256,055
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	585	528,134
3.20%, 07/18/29	210	201,372
3.75%, 07/18/39	200	170,161
3.96%, 03/02/28	385	382,752
4.15%, 03/07/39	10	9,050
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	600	579,622
5.06%, 01/14/37, (1-year CMT + 0.90%)(a)	30	29,563
5.19%, 09/12/36, (1-year CMT + 0.93%)(a)	575	573,337
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)	10	10,158
Mizuho Bank Ltd., 5.77%, 04/16/46(b)	205	205,495
Mizuho Financial Group, Inc.
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(a)	20	18,405
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	405	387,004
4.02%, 03/05/28	385	382,683
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	300	299,646
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	20	20,093
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	280	283,237
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	200	207,912
National Bank of Canada, 4.50%, 10/10/29	250	249,096
Nordea Bank Abp
4.25%, 08/28/30(b)	5	4,933
4.38%, 09/10/29(b)	25	24,944
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)	115	114,157
Northern Trust Corp.
1.95%, 05/01/30	140	127,528
3.15%, 05/03/29	85	82,494
3.65%, 08/03/28	70	69,184
4.15%, 11/19/30	5	4,938
6.13%, 11/02/32	85	91,072
NRW Bank, 4.00%, 04/08/30(c)	10	9,914
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	75	74,580
3.75%, 09/05/29	15	14,829
3.75%, 09/10/30	50	49,200
3.75%, 01/15/31	100	98,250
4.00%, 05/28/28	10	9,988
4.13%, 01/18/29(d)	125	125,130
4.25%, 03/01/28	45	45,128
4.50%, 01/24/30	25	25,285
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/32, (5-year CMT + 1.58%)(a)(c)	200	200,120
Security	Par (000)	Value
Banks (continued)
PNC Bank N.A.
4.05%, 07/26/28	$15	$14,859
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)	25	24,999
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	135	120,523
2.55%, 01/22/30	120	111,907
3.45%, 04/23/29	76	74,091
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)	100	99,382
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	65	63,142
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	165	164,529
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	115	115,820
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	145	145,456
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	135	137,425
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	25	25,349
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	55	55,497
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	140	142,042
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	100	98,109
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	105	107,639
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	190	194,218
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	120	122,891
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	110	113,506
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	50	52,569
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	110	115,941
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	150	165,717
QNB Finance Ltd., 4.83%, 04/02/29, (1-day SOFR + 1.20%)(a)	200	200,292
Regions Bank/Birmingham AL, 6.45%, 06/26/37	5	5,269
Regions Financial Corp.
1.80%, 08/12/28	65	61,259
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)	20	20,155
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)	55	56,417
7.38%, 12/10/37	20	22,662
Santander Holdings USA, Inc.
4.40%, 07/13/27	100	99,999
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	195	199,964
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	255	262,439
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	30	27,244
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	215	220,490
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(c)	200	198,359
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(c)	200	194,878
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(c)	200	201,624
Skandinaviska Enskilda Banken AB
4.50%, 09/03/30(b)	10	9,908
5.38%, 03/05/29(b)	15	15,315
SNB Funding Ltd.
4.84%, 03/17/30, (1-day SOFR + 1.20%)(a)(c)	200	199,172
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(c)	200	200,664
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.30%)(a)(b)	210	189,126
3.63%, 03/01/41(b)	10	7,293
4.45%, 04/12/30, (1-day SOFR + 1.10%)(a)(b)	200	197,819
5.25%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)	200	201,925
5.40%, 04/10/37, (1-day SOFR + 1.60%)(a)(b)	15	14,684
5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(b)	15	14,775
5.50%, 04/13/29, (1-year CMT + 1.20%)(a)(b)	200	202,727
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)	50	50,984
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)	200	207,101
6.10%, 04/13/33, (1-year CMT + 1.60%)(a)(b)	175	182,031
6.22%, 06/15/33, (1-year CMT + 3.20%)(a)(b)	200	207,012

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(b)	$170	$177,015
7.37%, 01/10/53(b)	10	10,686
State Bank of India/London, 4.50%, 09/09/30(c)	200	197,902
State Street Corp.
2.20%, 03/03/31	105	94,116
2.40%, 01/24/30	130	121,643
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	30	26,780
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	70	65,675
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	100	95,149
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	70	69,527
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	45	43,326
4.33%, 10/22/27	240	240,531
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	25	24,505
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	140	140,389
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	40	39,887
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	50	49,737
4.83%, 04/24/30	45	45,575
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	40	40,085
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	105	106,304
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	45	46,309
6.12%, 11/21/34, (1-day SOFR + 1.96%)(a)	50	52,676
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	125	109,259
1.90%, 09/17/28	235	221,809
2.13%, 07/08/30	95	85,853
2.14%, 09/23/30	112	100,264
2.30%, 01/12/41	30	20,618
2.75%, 01/15/30	40	37,391
2.93%, 09/17/41	170	122,699
3.04%, 07/16/29	215	204,910
3.05%, 01/14/42	10	7,470
3.35%, 10/18/27	38	37,520
3.36%, 07/12/27	40	39,618
3.54%, 01/17/28	70	69,060
3.94%, 07/19/28	35	34,640
4.31%, 10/16/28	55	54,840
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)	15	14,799
5.32%, 07/09/29	200	203,873
5.45%, 01/15/32	210	215,628
5.52%, 01/13/28	200	203,514
5.56%, 07/09/34	215	221,466
5.57%, 01/15/47, (1-day SOFR + 1.36%)(a)	5	4,916
5.63%, 01/15/35	50	51,735
5.71%, 01/13/30	205	211,750
5.77%, 01/13/33	220	229,912
5.78%, 07/13/33	5	5,220
5.80%, 07/08/46, (1-day SOFR + 1.78%)(a)	115	113,190
5.81%, 09/14/33	40	41,864
5.84%, 07/09/44	20	20,064
6.18%, 07/13/43	20	21,199
Sumitomo Mitsui Trust Bank Ltd.
4.50%, 09/10/29(b)	215	214,684
4.80%, 03/05/36(b)	20	19,315
4.85%, 09/10/34(b)	200	196,711
4.95%, 09/15/27(b)	25	25,170
5.35%, 03/07/34(b)	15	15,293
5.50%, 03/09/28(b)	25	25,449
5.55%, 09/14/28(b)	225	230,040
Svenska Handelsbanken AB, 5.50%, 06/15/28(b)	65	66,382
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank(The)
2.00%, 09/10/31	$320	$283,290
4.36%, 04/23/29	25	24,906
4.46%, 06/08/32	290	285,558
4.57%, 06/02/28	185	185,526
4.69%, 09/15/27	100	100,519
4.78%, 12/17/29	25	25,225
4.86%, 01/31/28	25	25,171
4.93%, 10/15/35	100	98,270
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	50	50,295
5.30%, 01/30/32	10	10,229
5.52%, 07/17/28	105	107,377
Truist Bank, 2.25%, 03/11/30	35	31,916
Truist Financial Corp.
1.13%, 08/03/27	105	101,374
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	100	94,898
1.95%, 06/05/30	90	81,327
3.88%, 03/19/29	185	181,347
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	115	114,728
4.60%, 01/27/32, (1-day SOFR + 0.97%)(a)	120	118,563
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	20	20,126
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	95	93,131
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	130	126,153
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	25	25,284
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	105	104,963
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	65	65,665
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	170	173,407
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	130	133,901
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	155	161,304
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	35	37,009
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	160	169,303
U.S. Bancorp
1.38%, 07/22/30	65	57,220
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	80	69,521
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	85	75,713
3.00%, 07/30/29	120	114,452
3.90%, 04/26/28	15	14,901
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	115	115,182
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	145	145,437
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	155	152,982
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	90	89,073
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	120	121,562
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	115	116,563
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	65	65,975
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	120	122,352
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)	105	106,904
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	125	129,123
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	110	112,672
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	130	135,674
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	120	125,535
United Overseas Bank Ltd., 3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)	65	64,380
Webster Financial Corp., 4.10%, 03/25/29	80	78,125
Westpac Banking Corp.
1.95%, 11/20/28	110	104,149
2.15%, 06/03/31	100	89,671
2.65%, 01/16/30	55	51,833
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	105	94,727
2.96%, 11/16/40	10	7,394
3.13%, 11/18/41	5	3,694
3.40%, 01/25/28	290	286,468

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.04%, 08/26/27	$100	$99,933
4.35%, 07/01/30	5	4,993
4.42%, 07/24/39	120	107,624
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	285	288,601
Westpac New Zealand Ltd.
4.22%, 09/16/30(b)	15	14,750
4.94%, 02/27/30(b)	210	212,342
Woori Bank, 4.75%, 01/24/29(c)	200	201,426
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(c)	200	207,579
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.83%)(a)	5	5,203
		39,194,484
Beverages — 0.1%
JDE Peet's NV, 2.25%, 09/24/31(b)	25	21,763
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	35	31,140
3.20%, 05/01/30	55	51,766
3.35%, 03/15/51	50	32,630
3.43%, 06/15/27	85	84,155
3.80%, 05/01/50	65	46,150
3.95%, 04/15/29	80	78,517
4.05%, 04/15/32	65	61,939
4.42%, 12/15/46	35	28,151
4.50%, 11/15/45	50	41,309
4.50%, 04/15/52	80	63,701
4.60%, 05/25/28	25	25,021
4.60%, 05/15/30	50	49,693
5.05%, 03/15/29	60	60,609
5.09%, 05/25/48	5	4,393
5.15%, 05/15/35	15	14,744
5.30%, 03/15/34	60	60,009
Series 10, 5.20%, 03/15/31	20	20,265
Maple Parent Holdings Corp., 5.05%, 03/26/31(b)	5	5,004
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(b)	50	49,089
6.25%, 04/01/29(b)	50	50,126
		880,174
Biotechnology — 0.2%
Biogen, Inc.
2.25%, 05/01/30	44	40,180
3.15%, 05/01/50	110	71,124
3.25%, 02/15/51	30	19,582
5.20%, 09/15/45	80	73,744
5.75%, 05/15/35	20	20,843
6.45%, 05/15/55	55	58,423
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(b)	50	49,403
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	40	37,299
CSL Finance PLC
4.05%, 04/27/29(b)	45	44,231
4.25%, 04/27/32(b)	30	28,900
4.63%, 04/27/42(b)	20	17,629
4.75%, 04/27/52(b)	90	76,469
5.11%, 04/03/34(b)	60	60,095
5.42%, 04/03/54(b)	50	46,854
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(b)	50	50,955
7.25%, 12/15/33(b)	60	62,423
Security	Par (000)	Value
Biotechnology (continued)
Illumina, Inc.
2.55%, 03/23/31	$45	$40,710
5.75%, 12/13/27	45	45,764
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	100	88,550
2.80%, 09/15/50	76	46,198
Royalty Pharma PLC
1.75%, 09/02/27	60	58,061
2.15%, 09/02/31	25	21,958
2.20%, 09/02/30	50	45,182
3.30%, 09/02/40	35	27,114
3.35%, 09/02/51	90	59,979
3.55%, 09/02/50	70	48,771
5.15%, 09/02/29	45	45,650
5.20%, 09/25/35	5	4,964
5.90%, 09/02/54	45	44,449
		1,335,504
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30(b)(d)	25	24,543
Builders FirstSource, Inc.
4.25%, 02/01/32(b)	65	59,851
5.00%, 03/01/30(b)	35	34,153
6.38%, 06/15/32(b)	25	25,227
6.38%, 03/01/34(b)	72	71,910
6.75%, 05/15/35(b)	75	75,789
Carlisle Companies, Inc.
2.20%, 03/01/32	50	43,245
2.75%, 03/01/30	51	47,719
3.75%, 12/01/27	34	33,687
5.25%, 09/15/35	85	85,080
5.55%, 09/15/40	5	4,973
Cemex SAB de CV, 5.20%, 09/17/30(c)	200	199,499
CRH America Finance, Inc.
3.95%, 04/04/28(b)	80	79,246
4.40%, 05/09/47(b)	25	20,739
4.50%, 04/04/48(b)	26	21,790
5.40%, 05/21/34	15	15,315
5.50%, 01/09/35	200	204,216
CRH America, Inc., 5.13%, 05/18/45(b)	55	50,601
CRH SMW Finance DAC, 5.20%, 05/21/29	10	10,207
Eagle Materials, Inc., 5.00%, 03/15/36	50	48,265
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	57	54,403
5.88%, 06/01/33(d)	60	62,349
Griffon Corp., 5.75%, 03/01/28	70	69,996
Knife River Corp., 7.75%, 05/01/31(b)	30	31,142
Lennox International, Inc., 1.70%, 08/01/27	52	50,478
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	25	23,973
Martin Marietta Materials, Inc.
2.40%, 07/15/31	82	73,445
3.20%, 07/15/51	80	53,066
3.45%, 06/01/27	40	39,646
3.50%, 12/15/27	55	54,308
4.25%, 12/15/47	40	32,453
5.15%, 12/01/34	85	85,448
Series CB, 2.50%, 03/15/30	62	57,302
Masco Corp.
2.00%, 10/01/30	25	22,244
2.00%, 02/15/31	45	39,668
3.13%, 02/15/51	20	12,936
3.50%, 11/15/27	45	44,374

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
4.50%, 05/15/47	$35	$28,989
Mohawk Industries, Inc.
3.63%, 05/15/30	40	38,439
5.85%, 09/18/28	25	25,648
Owens Corning
3.50%, 02/15/30	45	43,270
3.88%, 06/01/30	40	38,851
3.95%, 08/15/29	15	14,742
4.30%, 07/15/47	45	36,371
4.40%, 01/30/48	30	24,584
5.70%, 06/15/34	30	31,069
5.95%, 06/15/54(d)	55	55,206
7.00%, 12/01/36	25	28,100
Trane Technologies Financing Ltd.
3.80%, 03/21/29	73	71,866
4.50%, 03/21/49	34	29,018
4.65%, 11/01/44	30	26,749
5.10%, 06/13/34	65	65,863
5.25%, 03/03/33	50	51,272
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	47	46,494
4.30%, 02/21/48	27	22,274
5.75%, 06/15/43	20	20,611
Vulcan Materials Co.
3.50%, 06/01/30	95	90,990
4.50%, 06/15/47	22	18,685
4.70%, 03/01/48	50	43,524
4.95%, 12/01/29	5	5,062
5.35%, 12/01/34	75	76,316
5.70%, 12/01/54	60	59,208
		2,956,487
Chemicals — 0.4%
Air Liquide Finance SA
2.25%, 09/10/29(b)	30	28,187
3.50%, 09/27/46(b)	50	37,727
Air Products and Chemicals, Inc.
2.05%, 05/15/30	74	67,415
2.70%, 05/15/40	75	55,448
2.80%, 05/15/50	80	49,996
4.60%, 02/08/29	45	45,264
4.75%, 02/08/31	10	10,093
4.80%, 03/03/33	50	50,360
4.85%, 02/08/34	85	85,068
Ashland, Inc.
3.38%, 09/01/31(b)	30	27,405
6.88%, 05/15/43	20	19,886
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	40	41,669
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	45	42,968
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	30	29,900
Cabot Corp.
4.00%, 07/01/29	15	14,709
5.00%, 06/30/32	5	5,003
CF Industries, Inc.
4.95%, 06/01/43	65	59,012
5.15%, 03/15/34	75	74,755
5.38%, 03/15/44	65	61,450
FMC Corp.
3.45%, 10/01/29	30	27,445
4.50%, 10/01/49(d)	30	18,749
Security	Par (000)	Value
Chemicals (continued)
5.65%, 05/18/33(d)	$30	$26,977
6.38%, 05/18/53(d)	35	27,239
8.45%, 11/01/55, (5-year CMT + 4.37%)(a)	50	37,236
HB Fuller Co., 4.25%, 10/15/28	20	19,733
Huntsman International LLC
2.95%, 06/15/31	40	34,526
4.50%, 05/01/29	30	29,046
5.70%, 10/15/34(d)	10	9,492
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(b)	78	75,270
2.30%, 11/01/30(b)	67	60,186
3.27%, 11/15/40(b)	42	31,796
3.47%, 12/01/50(b)(d)	45	30,888
4.45%, 09/26/28	35	34,965
5.00%, 09/26/48	65	57,324
Linde, Inc./CT
1.10%, 08/10/30	54	47,347
2.00%, 08/10/50	15	8,040
3.55%, 11/07/42	30	23,957
Mosaic Co.(The)
4.05%, 11/15/27	85	84,481
4.88%, 11/15/41	25	22,288
5.38%, 11/15/28	40	40,649
5.45%, 11/15/33(d)	25	25,325
5.63%, 11/15/43	50	47,373
Nutrien Ltd.
2.95%, 05/13/30	74	69,531
3.95%, 05/13/50	30	22,516
4.13%, 03/15/35	35	32,234
4.20%, 04/01/29	80	79,367
4.90%, 03/27/28	15	15,124
4.90%, 06/01/43	30	26,994
5.00%, 04/01/49	56	49,916
5.25%, 01/15/45	40	37,360
5.63%, 12/01/40	30	29,745
5.80%, 03/27/53	50	49,545
5.88%, 12/01/36	40	41,525
Perimeter Holdings LLC, 6.25%, 01/15/34(b)	30	29,804
PPG Industries, Inc.
2.55%, 06/15/30	75	69,599
3.75%, 03/15/28	114	112,848
RPM International, Inc.
4.25%, 01/15/48	45	36,074
4.55%, 03/01/29	15	14,992
5.25%, 06/01/45	15	13,948
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(c)	200	198,607
Tronox, Inc., 4.63%, 03/15/29(b)(d)	75	59,720
Yara International ASA
3.15%, 06/04/30(b)	85	79,474
4.75%, 06/01/28(b)	92	92,059
7.38%, 11/14/32(c)	100	110,594
		2,898,223
Commercial Services — 0.9%
ADT Security Corp.(The)
4.13%, 08/01/29(b)	70	67,195
4.88%, 07/15/32(b)	50	47,302
5.88%, 10/15/33(b)	50	48,864
AMN Healthcare, Inc., 4.00%, 04/15/29(b)	25	24,122
APi Group DE, Inc., 5.75%, 06/01/34(b)	30	29,831

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Ashtead Capital, Inc.
2.45%, 08/12/31(b)	$80	$70,635
4.00%, 05/01/28(b)	55	54,247
4.38%, 08/15/27(b)	65	64,755
5.50%, 08/11/32(b)	10	10,203
5.95%, 10/15/33(b)	200	207,592
Automatic Data Processing, Inc.
1.25%, 09/01/30	61	53,613
1.70%, 05/15/28	97	92,631
4.45%, 09/09/34	100	97,885
4.75%, 05/08/32	95	95,371
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(b)	30	29,543
5.38%, 03/01/29(b)	40	39,206
5.75%, 07/15/27(b)	25	25,003
5.75%, 07/15/27(b)	26	25,980
8.00%, 02/15/31(b)	30	30,249
8.25%, 01/15/30(b)	47	48,480
8.38%, 06/15/32(b)	25	25,508
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	75	75,626
Block Financial LLC
2.50%, 07/15/28	30	28,611
3.88%, 08/15/30	50	47,606
Cimpress PLC, 7.38%, 09/15/32(b)	40	40,465
Cintas Corp. No. 2
4.00%, 05/01/32	85	82,386
4.20%, 05/01/28	30	29,955
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	60	58,067
4.88%, 07/01/29(b)	60	54,883
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)	50	48,535
Deluxe Corp.
8.00%, 06/01/29(b)	30	30,399
8.13%, 09/15/29(b)	35	36,550
Element Fleet Management Corp., 6.32%, 12/04/28(b)	30	31,146
Equifax, Inc.
4.80%, 09/15/29	95	95,367
5.10%, 12/15/27	35	35,312
Global Payments, Inc.
2.90%, 05/15/30	85	78,029
2.90%, 11/15/31	55	48,564
3.20%, 08/15/29	115	108,857
4.15%, 08/15/49	30	21,930
4.45%, 06/01/28	80	79,454
4.50%, 11/15/28	135	133,892
5.20%, 11/15/32	100	98,109
5.30%, 08/15/29	5	5,046
5.40%, 08/15/32	60	59,990
5.55%, 11/15/35	135	131,648
5.95%, 08/15/52(d)	55	52,109
Herc Holdings, Inc.
5.75%, 03/15/31(b)	25	25,000
6.00%, 03/15/34(b)	35	34,770
6.63%, 06/15/29(b)	50	51,246
7.00%, 06/15/30(b)	100	103,939
7.25%, 06/15/33(b)(d)	75	78,239
Hertz Corp.(The)
5.00%, 12/01/29(b)	55	24,325
12.63%, 07/15/29(b)	79	72,052
Korn Ferry, 4.63%, 12/15/27(b)	30	29,792
Security	Par (000)	Value
Commercial Services (continued)
Moody's Corp.
2.00%, 08/19/31	$55	$48,388
2.75%, 08/19/41	20	14,235
3.10%, 11/29/61	45	26,757
3.25%, 01/15/28	27	26,584
3.25%, 05/20/50	40	26,729
3.75%, 02/25/52	20	14,592
4.25%, 02/01/29	47	46,829
4.25%, 08/08/32	30	29,213
4.88%, 12/17/48	39	34,476
5.25%, 07/15/44	65	61,345
PayPal Holdings, Inc.
2.30%, 06/01/30	95	86,763
2.85%, 10/01/29	159	150,283
3.25%, 06/01/50	75	48,994
3.90%, 06/01/27	20	19,954
4.40%, 06/01/32	75	73,067
4.45%, 03/06/28	25	25,021
5.05%, 06/01/52	70	60,414
5.10%, 04/01/35	20	19,731
5.15%, 06/01/34	90	89,533
5.25%, 06/01/62	30	26,174
5.50%, 06/01/54	30	27,436
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)	70	68,632
Quanta Services, Inc.
2.35%, 01/15/32	95	83,458
2.90%, 10/01/30	76	70,795
3.05%, 10/01/41	40	29,577
4.50%, 01/15/31	10	9,903
4.75%, 08/09/27	10	10,039
5.10%, 08/09/35	5	4,983
RELX Capital, Inc.
3.00%, 05/22/30	100	94,146
4.00%, 03/18/29	95	93,757
4.75%, 03/27/30	100	100,398
5.25%, 03/27/35	20	20,265
Rentokil Terminix Funding LLC, 5.63%, 04/28/35(b)	10	10,143
S&P Global, Inc.
1.25%, 08/15/30(d)	64	55,943
2.30%, 08/15/60	40	19,756
2.50%, 12/01/29	75	70,230
2.90%, 03/01/32	100	91,229
2.95%, 03/01/29	40	38,440
3.25%, 12/01/49	55	37,884
3.70%, 03/01/52	65	48,118
3.90%, 03/01/62	30	21,758
4.25%, 05/01/29	95	94,525
4.75%, 08/01/28	60	60,470
5.25%, 09/15/33	10	10,284
Service Corp. International/U.S.
3.38%, 08/15/30	55	51,104
4.00%, 05/15/31	50	47,085
4.63%, 12/15/27	35	34,878
5.13%, 06/01/29	50	49,951
5.75%, 10/15/32	50	50,398
TR Finance LLC
5.50%, 08/15/35	35	35,506
5.65%, 11/23/43	5	4,901
5.85%, 04/15/40	32	32,101
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	72	64,818

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
TriNet Group, Inc.
3.50%, 03/01/29(b)	$35	$32,720
7.13%, 08/15/31(b)	38	38,241
Valvoline, Inc., 3.63%, 06/15/31(b)	35	31,955
Verisk Analytics, Inc.
3.63%, 05/15/50	40	28,283
4.13%, 03/15/29	65	64,247
5.25%, 06/05/34	55	54,970
5.25%, 03/15/35	20	19,867
5.50%, 06/15/45	27	25,597
5.75%, 04/01/33	25	25,987
VM Consolidated, Inc., 5.50%, 04/15/29(b)	27	23,210
WEX, Inc., 6.50%, 03/15/33(b)	50	49,735
		5,986,919
Computers — 0.6%
Accenture Capital, Inc.
3.90%, 10/04/27	35	34,916
4.05%, 10/04/29	85	84,027
4.25%, 10/04/31	105	103,381
4.50%, 10/04/34	80	77,420
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(b)	95	93,027
4.00%, 07/01/29(b)(d)	75	73,227
5.95%, 08/04/33	5	5,123
5.95%, 04/15/35	10	10,100
CACI International, Inc., 6.38%, 06/15/33(b)	75	76,709
CGI, Inc., 2.30%, 09/14/31	50	43,486
Crane NXT Co., 4.20%, 03/15/48	25	15,940
Dell International LLC/EMC Corp.
3.45%, 12/15/51	100	69,959
4.75%, 04/01/28	100	100,566
4.75%, 10/06/32	200	198,496
5.00%, 04/01/30	5	5,064
5.10%, 02/15/36	200	198,239
5.25%, 02/01/28	200	202,701
5.30%, 10/01/29	200	204,296
5.30%, 04/01/32	25	25,522
5.75%, 02/01/33	100	104,526
8.10%, 07/15/36	30	36,008
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)	65	68,151
DXC Technology Co., 2.38%, 09/15/28	65	60,946
Everforth, Inc., 4.63%, 05/15/28(b)	40	37,013
Fortinet, Inc., 2.20%, 03/15/31	52	46,491
Gartner, Inc.
3.63%, 06/15/29(b)	60	56,885
3.75%, 10/01/30(b)	65	59,800
4.50%, 07/01/28(b)	60	59,173
4.95%, 03/20/31	15	14,598
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	115	114,950
4.40%, 10/15/30	25	24,589
4.55%, 10/15/29	135	134,669
4.60%, 03/23/29	200	199,986
4.85%, 10/15/31	105	104,863
5.00%, 10/15/34	145	142,197
5.25%, 07/01/28	40	40,572
5.25%, 04/01/33	100	100,747
5.60%, 10/15/54	60	55,299
6.20%, 10/15/35(d)	75	80,460
6.35%, 10/15/45	110	112,584
Security	Par (000)	Value
Computers (continued)
HP, Inc.
2.65%, 06/17/31	$100	$89,788
3.00%, 06/17/27	50	49,337
4.00%, 04/15/29	50	49,186
5.40%, 04/25/30	30	30,649
6.00%, 09/15/41(d)	50	51,283
Insight Enterprises, Inc., 6.63%, 05/15/32(b)	35	35,534
Kyndryl Holdings, Inc.
3.15%, 10/15/31	10	8,391
4.10%, 10/15/41	45	32,440
6.35%, 02/20/34(d)	40	38,279
NCR Voyix Corp.
5.00%, 10/01/28(b)	40	39,300
5.13%, 04/15/29(b)	32	31,316
NetApp, Inc.
2.70%, 06/22/30	37	34,097
5.70%, 03/17/35	60	61,434
Pitney Bowes, Inc., 7.25%, 03/15/29(b)	25	25,216
Science Applications International Corp., 5.88%, 11/01/33(b)	25	24,700
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29(b)	35	34,285
4.13%, 01/15/31(b)	15	14,339
5.75%, 12/01/34(b)	40	40,552
8.25%, 12/15/29(b)	35	36,579
8.50%, 07/15/31(b)	35	36,584
9.63%, 12/01/32(b)	56	62,196
		4,102,191
Cosmetics & Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	15	14,576
6.63%, 07/15/30(b)	10	10,061
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	40	38,243
5.50%, 06/01/28(b)	50	49,813
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	40	35,411
2.38%, 12/01/29	64	59,589
2.60%, 04/15/30	90	83,889
3.13%, 12/01/49	30	19,806
4.15%, 03/15/47	40	31,823
4.38%, 05/15/28	10	10,000
4.38%, 06/15/45	55	45,777
4.65%, 05/15/33	40	39,428
5.00%, 02/14/34	55	55,164
5.15%, 05/15/53	50	45,002
6.00%, 05/15/37	20	21,281
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	20	14,448
5.15%, 06/15/30	45	43,137
6.13%, 09/30/32(d)	50	47,712
		665,160
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	55	51,803
4.50%, 10/24/28(b)	50	49,780
LKQ Corp.
5.75%, 06/15/28	55	55,955
6.25%, 06/15/33	40	41,382

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
RB Global Holdings, Inc.
6.75%, 03/15/28(b)	$35	$35,525
7.75%, 03/15/31(b)	55	57,109
Resideo Funding, Inc.
4.00%, 09/01/29(b)	20	18,989
6.50%, 07/15/32(b)	40	40,177
		350,720
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	195	187,836
3.30%, 01/30/32	280	256,246
3.40%, 10/29/33	165	146,789
3.65%, 07/21/27	150	148,583
3.85%, 10/29/41	150	121,023
3.88%, 01/23/28	150	148,357
4.63%, 10/15/27	150	150,181
4.63%, 09/10/29	160	159,637
4.95%, 09/10/34	25	24,357
5.10%, 01/19/29	135	136,492
5.30%, 01/19/34	20	20,018
5.38%, 12/15/31	20	20,382
5.75%, 06/06/28	120	122,624
6.15%, 09/30/30	35	36,667
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	110	113,859
Ally Financial, Inc.
2.20%, 11/02/28	55	51,956
4.75%, 06/09/27	30	30,107
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	15	15,120
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	85	86,355
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	45	45,901
6.65%, 01/17/40, (5-year CMT + 2.45%)(a)	35	34,632
6.70%, 02/14/33(d)	35	36,085
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	45	46,872
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	75	77,907
7.10%, 11/15/27	45	46,516
8.00%, 11/01/31	225	250,821
American Express Co.
4.05%, 05/03/29	140	139,317
4.05%, 12/03/42	65	54,727
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	115	114,618
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	120	116,855
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	225	226,105
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	40	38,716
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	15	15,016
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	90	89,714
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	120	121,493
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	115	115,492
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	120	121,765
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	185	187,894
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	60	60,702
5.41%, 02/08/41, (5-year CMT + 1.15%)(a)	75	74,728
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	130	132,635
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	60	61,520
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	20	20,479
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	120	124,402
5.85%, 11/05/27	35	35,771
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	70	72,662
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	15	16,065
Ameriprise Financial, Inc.
4.50%, 05/13/32	90	89,173
Security	Par (000)	Value
Diversified Financial Services (continued)
5.15%, 05/15/33	$60	$61,063
5.70%, 12/15/28	40	41,188
Apollo Global Management, Inc.
5.15%, 08/12/35	5	4,900
5.80%, 05/21/54	60	57,845
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)	40	38,767
6.38%, 11/15/33	60	64,333
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	50	46,826
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	25	17,096
Ares Management Corp.
5.60%, 10/11/54	50	45,380
6.38%, 11/10/28	5	5,187
BOC Aviation Ltd., 2.63%, 09/17/30(b)	200	185,508
BOC Aviation USA Corp., 5.00%, 01/17/29(c)	200	202,581
Bread Financial Holdings, Inc., 8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)	25	26,108
Burford Capital Global Finance LLC
7.50%, 07/15/33(b)	25	21,382
8.50%, 01/15/34(b)	25	21,869
9.25%, 07/01/31(b)	75	72,295
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	20	17,269
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	135	130,038
3.80%, 01/31/28	125	123,693
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	55	53,538
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	135	135,529
5.46%, 07/26/30, (1-day SOFR + 1.56%)(a)	120	122,323
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	80	81,157
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	65	66,593
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	65	66,850
5.88%, 07/26/35, (1-day SOFR + 1.99%)(a)	155	159,225
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	50	51,933
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	115	117,645
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	140	144,430
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	150	158,950
6.70%, 11/29/32	60	65,295
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	90	99,131
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	65	74,882
Cboe Global Markets, Inc.
1.63%, 12/15/30	25	21,986
3.00%, 03/16/32	70	64,285
Charles Schwab Corp.(The)
1.65%, 03/11/31	105	91,845
1.95%, 12/01/31	90	78,369
2.00%, 03/20/28	130	124,966
2.30%, 05/13/31	60	53,793
2.75%, 10/01/29	60	56,815
2.90%, 03/03/32	70	63,553
3.20%, 01/25/28	95	93,421
3.25%, 05/22/29	45	43,682
4.00%, 02/01/29	50	49,563
4.63%, 03/22/30	25	25,209
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	55	56,248
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	65	68,051
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	110	117,004
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	105	109,121
CMB International Leasing Management Ltd., 4.40%, 06/04/27, (1-day SOFR + 0.76%)(a)(c)	200	200,505
CME Group, Inc.
2.65%, 03/15/32	80	72,397
3.75%, 06/15/28	105	104,074

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.15%, 06/15/48	$55	$45,904
4.40%, 03/15/30	10	9,997
5.30%, 09/15/43	70	69,475
Credit Acceptance Corp., 6.63%, 03/15/30(b)	50	50,336
Encore Capital Group, Inc.
6.63%, 06/01/32(b)	60	59,992
8.50%, 05/15/30(b)	35	37,227
Equitable America Global Funding, 4.95%, 06/09/30(b)	105	105,196
Far East Horizon Ltd., 5.88%, 03/05/28(c)	200	201,770
Franklin Resources, Inc.
1.60%, 10/30/30	65	57,227
2.95%, 08/12/51	40	24,985
Intercontinental Exchange, Inc.
1.85%, 09/15/32	140	118,278
2.10%, 06/15/30	90	81,922
2.65%, 09/15/40	100	73,019
3.00%, 06/15/50	95	62,211
3.00%, 09/15/60	115	67,888
3.10%, 09/15/27	69	67,979
3.63%, 09/01/28	150	147,516
3.75%, 09/21/28	30	29,573
4.00%, 09/15/27	120	119,625
4.25%, 09/21/48	87	71,948
4.35%, 06/15/29	5	4,981
4.60%, 03/15/33	130	128,744
4.95%, 06/15/52	105	95,145
5.20%, 06/15/62	75	68,546
5.25%, 06/15/31	55	56,514
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	20	20,219
Lazard Group LLC
4.38%, 03/11/29	50	49,610
4.50%, 09/19/28	20	19,924
6.00%, 03/15/31	30	31,296
Legg Mason, Inc., 5.63%, 01/15/44	34	33,492
LPL Holdings, Inc.
4.00%, 03/15/29(b)	75	73,095
4.38%, 05/15/31(b)	45	43,120
4.63%, 11/15/27(b)	80	79,668
4.90%, 04/03/28	5	5,018
5.20%, 03/15/30	20	20,155
5.75%, 06/15/35	60	60,119
6.00%, 05/20/34	45	46,106
6.75%, 11/17/28	65	67,944
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	35	35,430
LSEGA Financing PLC
2.00%, 04/06/28(b)	220	210,297
2.50%, 04/06/31(b)	60	54,169
3.20%, 04/06/41(b)	35	26,460
Mastercard, Inc.
2.95%, 06/01/29	120	115,741
3.35%, 03/26/30	200	193,012
3.50%, 02/26/28	190	188,055
3.85%, 03/26/50	205	158,964
3.95%, 02/26/48	15	11,857
4.35%, 01/15/32	30	29,684
4.88%, 05/09/34	210	211,069
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(b)	20	19,399
5.08%, 09/15/27(b)	5	5,025
Security	Par (000)	Value
Diversified Financial Services (continued)
Mitsubishi HC Finance America LLC, 4.56%, 01/14/31(b)	$5	$4,935
Nasdaq, Inc.
1.65%, 01/15/31	65	57,147
2.50%, 12/21/40	70	49,375
3.25%, 04/28/50	65	44,027
3.95%, 03/07/52	45	33,754
5.35%, 06/28/28	98	99,676
5.55%, 02/15/34	63	65,062
5.95%, 08/15/53	15	15,246
6.10%, 06/28/63	60	61,534
OneMain Finance Corp.
3.88%, 09/15/28	35	33,856
4.00%, 09/15/30	62	57,179
5.38%, 11/15/29	55	53,704
6.13%, 05/15/30	30	29,872
6.63%, 01/15/28	50	50,819
6.63%, 05/15/29	50	50,838
6.75%, 03/15/32	50	49,702
6.75%, 09/15/33	60	58,738
7.13%, 11/15/31	55	55,694
7.13%, 09/15/32	60	60,498
7.50%, 05/15/31	50	51,545
7.88%, 03/15/30	50	52,003
PennyMac Financial Services, Inc.
4.25%, 02/15/29(b)	25	23,868
5.75%, 09/15/31(b)	30	28,304
6.75%, 02/15/34(b)	40	38,258
6.88%, 05/15/32(b)	45	44,115
6.88%, 02/15/33(b)	50	48,528
7.13%, 11/15/30(b)	50	50,480
7.88%, 12/15/29(b)	55	57,162
Power Finance Corp. Ltd., 3.90%, 09/16/29(c)	200	194,022
PRA Group, Inc.
5.00%, 10/01/29(b)	25	23,532
8.38%, 02/01/28(b)	35	35,594
8.88%, 01/31/30(b)	35	35,969
Radian Group, Inc., 6.20%, 05/15/29	55	56,900
Raymond James Financial, Inc.
3.75%, 04/01/51	90	65,157
4.65%, 04/01/30	90	90,261
4.95%, 07/15/46	65	58,288
SLM Corp.
6.50%, 01/31/30	50	50,668
6.50%, 05/15/32, (1-day SOFR Index + 2.71%)(a)	15	15,003
Stifel Financial Corp., 4.00%, 05/15/30	35	33,985
Sumisho Air Lease Corp.
2.10%, 09/01/28	60	56,668
2.88%, 01/15/32	25	22,325
3.00%, 02/01/30	80	74,867
3.25%, 10/01/29	5	4,750
4.63%, 10/01/28	50	49,842
4.85%, 03/24/31(b)	100	99,076
5.10%, 03/01/29	5	5,043
5.20%, 07/15/31	15	15,075
5.85%, 12/15/27	60	61,112
Synchrony Financial
2.88%, 10/28/31	100	88,022
3.95%, 12/01/27	125	123,690
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	50	48,796
5.15%, 03/19/29	84	84,146

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	$25	$25,022
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)(d)	90	91,715
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	5	5,013
7.25%, 02/02/33	50	51,794
Visa, Inc.
0.75%, 08/15/27	20	19,250
1.10%, 02/15/31	85	73,560
2.00%, 08/15/50(d)	125	66,735
2.05%, 04/15/30	127	116,807
2.70%, 04/15/40	70	53,146
2.75%, 09/15/27	75	73,813
3.65%, 09/15/47	55	42,265
4.15%, 12/14/35	75	71,582
4.30%, 12/14/45	215	185,190
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	10	9,719
4.80%, 06/15/46	35	30,545
5.70%, 07/15/43	10	9,821
Western Union Co.(The)
2.75%, 03/15/31(d)	30	27,146
4.75%, 06/15/29	10	9,931
6.20%, 11/17/36(d)	45	46,812
		16,014,370
Electric — 0.4%
AEP Texas, Inc.
3.45%, 05/15/51	60	40,322
3.80%, 10/01/47	50	36,988
3.95%, 06/01/28	15	14,845
4.70%, 05/15/32	55	54,267
5.40%, 06/01/33	55	56,003
5.45%, 05/15/29	50	51,176
5.70%, 05/15/34	20	20,655
5.85%, 10/15/55	10	9,785
Series H, 3.45%, 01/15/50	20	13,619
Series I, 2.10%, 07/01/30	10	9,072
American Transmission Systems, Inc.
2.65%, 01/15/32(b)	70	62,546
5.00%, 09/01/44(b)	45	40,907
Atlantic City Electric Co.
2.30%, 03/15/31	5	4,489
4.00%, 10/15/28	60	59,520
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	60	47,105
3.95%, 03/01/48	50	39,209
4.50%, 04/01/44	49	42,655
4.95%, 04/01/33	50	50,334
5.20%, 10/01/28	30	30,558
Series AD, 2.90%, 07/01/50	15	9,570
Series AE, 2.35%, 04/01/31	45	40,503
Series AF, 3.35%, 04/01/51	75	51,766
Series AG, 3.00%, 03/01/32	30	27,352
Series ai., 4.45%, 10/01/32	50	49,105
Series AJ, 4.85%, 10/01/52	5	4,436
Series K2, 6.95%, 03/15/33	25	27,902
Cleveland Electric Illuminating Co.(The)
3.50%, 04/01/28(b)	60	58,832
4.55%, 11/15/30(b)	35	34,483
Commonwealth Edison Co.
3.00%, 03/01/50	45	29,074
3.65%, 06/15/46	130	97,944
3.70%, 03/01/45	10	7,707
Security	Par (000)	Value
Electric (continued)
3.80%, 10/01/42	$5	$4,030
4.00%, 03/01/48	105	82,388
4.35%, 11/15/45	10	8,379
4.60%, 08/15/43	80	70,463
5.30%, 02/01/53	45	41,951
5.65%, 06/01/54	35	34,183
5.90%, 03/15/36	60	63,393
5.95%, 06/01/55	25	25,456
6.45%, 01/15/38	40	43,899
Series 122, 2.95%, 08/15/27	20	19,716
Series 123, 3.75%, 08/15/47	40	30,161
Series 130, 3.13%, 03/15/51	55	36,057
Series 133, 3.85%, 03/15/52	30	22,213
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(d)	25	21,623
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	40	38,484
4.55%, 01/15/30	5	4,979
4.55%, 04/01/49(b)	35	29,371
5.00%, 01/15/35	80	79,097
5.45%, 07/15/44(b)	5	4,750
ITC Holdings Corp.
2.95%, 05/14/30(b)	26	24,259
3.35%, 11/15/27	65	64,047
4.88%, 04/15/31(b)	5	4,983
4.95%, 09/22/27(b)	80	80,393
5.30%, 07/01/43	25	23,086
5.40%, 06/01/33(b)	5	5,070
5.65%, 05/09/34(b)	30	30,792
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	40	35,842
4.15%, 01/15/29(b)	5	4,943
5.10%, 01/15/35	25	24,914
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	60	59,530
Ohio Power Co.
4.00%, 06/01/49	40	30,194
4.15%, 04/01/48	60	46,757
5.00%, 06/01/33	5	4,990
5.65%, 06/01/34	15	15,522
Series P, 2.60%, 04/01/30	35	32,480
Series Q, 1.63%, 01/15/31	40	34,860
Series R, 2.90%, 10/01/51	15	9,107
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	90	89,502
Potomac Electric Power Co.
4.15%, 03/15/43	117	97,364
5.20%, 03/15/34	10	10,175
5.50%, 03/15/54	5	4,808
6.50%, 11/15/37	5	5,492
PPL Electric Utilities Corp.
3.00%, 10/01/49	35	22,890
3.95%, 06/01/47	45	35,268
4.13%, 06/15/44	35	28,888
4.15%, 06/15/48	45	36,085
4.85%, 02/15/34	5	4,977
5.00%, 05/15/33	65	65,537
5.25%, 05/15/53	60	55,945
5.55%, 08/15/55	10	9,773
6.25%, 05/15/39	35	37,753
Toledo Edison Co. (The), 6.15%, 05/15/37	15	16,091

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	$15	$15,141
XPLR Infrastructure Operating Partners LP
7.75%, 04/15/34(b)	45	47,537
8.38%, 01/15/31(b)(d)	50	53,587
8.63%, 03/15/33(b)	55	59,135
		3,011,039
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc.
3.80%, 04/03/28	70	69,363
4.38%, 05/08/42	20	17,638
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	50	44,738
Energizer Holdings, Inc.
4.38%, 03/31/29(b)	53	51,147
4.75%, 06/15/28(b)	45	44,447
EnerSys
4.38%, 12/15/27(b)	30	29,789
6.63%, 01/15/32(b)	20	20,591
WESCO Distribution, Inc.
5.25%, 04/15/31(b)	35	34,721
5.50%, 04/15/34(b)	50	49,630
6.38%, 03/15/29(b)	65	66,523
6.38%, 03/15/33(b)	45	46,209
6.63%, 03/15/32(b)	52	53,649
7.25%, 06/15/28(b)	90	90,150
		618,595
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	52	49,975
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	40	39,518
5.41%, 07/01/32	50	50,788
5.60%, 05/29/34	55	56,101
Arrow Electronics, Inc.
3.88%, 01/12/28	35	34,626
5.88%, 04/10/34	15	15,462
Atkore, Inc., 4.25%, 06/01/31(b)	30	28,604
Avnet, Inc., 3.00%, 05/15/31	50	45,278
Coherent Corp., 5.00%, 12/15/29(b)	70	69,336
Flex Ltd.
4.88%, 06/15/29	56	56,120
4.88%, 05/12/30	50	49,857
5.38%, 11/13/35	50	49,296
Fortive Corp., 4.30%, 06/15/46	47	38,333
Hubbell, Inc.
2.30%, 03/15/31	27	24,267
3.15%, 08/15/27	50	49,288
3.50%, 02/15/28	37	36,408
Jabil, Inc.
3.00%, 01/15/31	65	59,840
3.60%, 01/15/30	55	52,779
3.95%, 01/12/28	77	76,258
5.45%, 02/01/29	10	10,171
Keysight Technologies, Inc.
3.00%, 10/30/29	57	54,189
5.35%, 07/30/30	60	61,458
nVent Finance SARL
2.75%, 11/15/31	30	26,793
5.65%, 05/15/33	35	35,911
Security	Par (000)	Value
Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/29(b)	$40	$39,029
5.88%, 09/01/30(b)	45	45,118
Sensata Technologies, Inc.
3.75%, 02/15/31(b)	30	28,124
4.38%, 02/15/30(b)	30	29,132
6.63%, 07/15/32(b)	40	41,455
TD SYNNEX Corp.
2.65%, 08/09/31	10	8,913
6.10%, 04/12/34	45	47,225
Trimble, Inc.
4.90%, 06/15/28	72	72,183
6.10%, 03/15/33	70	73,452
TTM Technologies, Inc., 4.00%, 03/01/29(b)	35	33,906
Tyco Electronics Group SA
2.50%, 02/04/32	25	22,233
3.13%, 08/15/27	85	83,892
4.50%, 02/09/31	5	4,965
7.13%, 10/01/37	45	51,712
Vontier Corp.
2.40%, 04/01/28	40	38,383
2.95%, 04/01/31	68	61,735
		1,752,113
Engineering & Construction — 0.1%
Arcosa, Inc.
4.38%, 04/15/29(b)	35	34,123
6.88%, 08/15/32(b)	40	41,443
Dycom Industries, Inc., 4.50%, 04/15/29(b)	35	34,376
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	70	72,334
TopBuild Corp.
3.63%, 03/15/29(b)	25	24,788
4.13%, 02/15/32(b)	35	35,244
Tutor Perini Corp., 11.88%, 04/30/29(b)	30	32,741
WSP Global, Inc., 5.71%, 09/18/36(b)	60	59,740
		334,789
Entertainment — 0.1%
Cinemark USA, Inc.
5.25%, 07/15/28(b)	60	59,738
7.00%, 08/01/32(b)	35	36,214
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(b)	55	53,502
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(d)	50	49,894
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29	35	33,920
6.50%, 10/01/28	20	20,044
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(b)	62	63,335
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)	50	51,430
		368,077
Environmental Control — 0.1%
Republic Services, Inc.
1.45%, 02/15/31	75	65,136
1.75%, 02/15/32	82	70,240
2.30%, 03/01/30	69	63,783
2.38%, 03/15/33	45	38,993
3.05%, 03/01/50	40	26,678
3.38%, 11/15/27	78	77,149

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
3.95%, 05/15/28	$38	$37,800
4.88%, 04/01/29	65	65,790
5.00%, 11/15/29	10	10,173
5.00%, 04/01/34	115	115,923
5.70%, 05/15/41	25	25,827
6.20%, 03/01/40	20	21,766
Veralto Corp.
5.35%, 09/18/28	25	25,421
5.45%, 09/18/33	50	51,234
		695,913
Food — 0.7%
Bimbo Bakeries USA, Inc., 6.40%, 01/15/34(c)	200	213,194
Conagra Brands, Inc.
1.38%, 11/01/27	95	90,782
4.85%, 11/01/28	106	106,196
5.30%, 11/01/38	48	45,082
5.40%, 11/01/48	75	65,016
5.75%, 08/01/35(d)	35	35,215
7.00%, 10/01/28	10	10,478
8.25%, 09/15/30	55	61,749
Flowers Foods, Inc.
2.40%, 03/15/31	35	30,026
5.75%, 03/15/35(d)	5	4,825
General Mills, Inc.
2.25%, 10/14/31	65	57,235
2.88%, 04/15/30	80	74,894
3.00%, 02/01/51	40	24,978
4.15%, 02/15/43	25	20,294
4.20%, 04/17/28	116	115,592
4.88%, 01/30/30	10	10,068
4.95%, 03/29/33	70	69,684
5.25%, 01/30/35(d)	5	4,995
5.40%, 06/15/40	37	36,222
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(c)	200	152,294
Hershey Co.(The)
1.70%, 06/01/30	85	76,334
2.45%, 11/15/29	105	98,563
3.13%, 11/15/49	5	3,363
5.10%, 02/24/35	85	86,522
Hormel Foods Corp.
1.70%, 06/03/28	70	66,485
1.80%, 06/11/30	95	85,464
3.05%, 06/03/51	75	48,428
Industrial F&B Investments III, Inc., 7.75%, 02/11/33(b)	45	45,890
Ingredion, Inc.
2.90%, 06/01/30	70	65,418
3.90%, 06/01/50	25	18,584
J M Smucker Co.(The)
2.13%, 03/15/32	45	38,794
2.38%, 03/15/30	35	32,310
3.38%, 12/15/27	60	59,078
4.25%, 03/15/35	55	51,280
4.38%, 03/15/45	55	45,767
5.90%, 11/15/28	50	51,603
6.20%, 11/15/33	90	95,967
6.50%, 11/15/43	15	15,965
6.50%, 11/15/53(d)	80	86,497
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(b)	55	52,617
4.38%, 01/31/32(b)	47	44,012
Security	Par (000)	Value
Food (continued)
4.88%, 05/15/28(b)	$30	$29,815
Nestle Capital Corp., 4.88%, 03/12/34(b)	30	30,180
Nestle Holdings, Inc.
1.00%, 09/15/27(b)	50	48,067
1.25%, 09/15/30(b)	230	201,870
1.50%, 09/14/28(b)	145	136,571
1.88%, 09/14/31(b)	150	132,271
2.50%, 09/14/41(b)	10	7,085
2.63%, 09/14/51(b)	45	27,739
3.90%, 09/24/38(b)	150	133,655
4.00%, 09/24/48(b)	200	160,549
4.13%, 10/01/27(b)	30	29,981
4.25%, 10/01/29(b)	165	164,378
4.30%, 10/01/32(b)	155	153,091
4.70%, 01/15/53(b)	10	8,881
4.95%, 03/14/30(b)	15	15,261
5.00%, 03/14/28(b)	175	177,288
Post Holdings, Inc.
4.50%, 09/15/31(b)	75	70,388
4.63%, 04/15/30(b)	90	87,557
6.25%, 02/15/32(b)	65	66,054
6.25%, 10/15/34(b)	80	79,284
6.38%, 03/01/33(b)	50	49,869
6.50%, 03/15/36(b)	75	74,451
Sysco Corp.
3.15%, 12/14/51	60	38,325
3.25%, 07/15/27	70	69,204
4.45%, 03/15/48	5	4,067
4.50%, 04/01/46	90	74,567
5.40%, 03/23/35	85	85,518
5.75%, 01/17/29	90	92,476
5.95%, 04/01/30	20	20,782
6.60%, 04/01/40	50	54,153
6.60%, 04/01/50	110	117,189
U.S. Foods, Inc.
4.63%, 06/01/30(b)	25	24,340
4.75%, 02/15/29(b)	55	54,304
5.75%, 04/15/33(b)	35	34,974
6.88%, 09/15/28(b)	30	30,749
7.25%, 01/15/32(b)	35	36,387
United Natural Foods, Inc., 6.75%, 10/15/28(b)(d)	27	27,082
		5,046,162
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(b)	80	79,930
Sodexo, Inc.
2.72%, 04/16/31(b)	40	36,137
5.15%, 08/15/30(b)	200	201,978
5.80%, 08/15/35(b)	5	5,087
		323,132
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	14	11,119
4.40%, 08/15/47	54	43,507
4.80%, 06/15/44	58	50,144
5.00%, 09/15/35	35	34,470
5.15%, 05/15/46	40	36,220
6.00%, 11/15/41	50	50,816
Inversiones CMPC SA, 6.13%, 06/23/33(c)	200	199,245
		425,521

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.0%
Snap-on, Inc.
3.10%, 05/01/50	$45	$30,162
4.10%, 03/01/48	25	20,212
Stanley Black & Decker, Inc.
2.30%, 03/15/30	65	59,546
2.75%, 11/15/50	55	32,132
3.00%, 05/15/32	50	45,077
4.25%, 11/15/28	25	24,894
4.85%, 11/15/48	35	29,669
5.20%, 09/01/40	21	19,927
		261,619
Health Care - Products — 0.5%
Agilent Technologies, Inc.
2.10%, 06/04/30	50	45,338
2.30%, 03/12/31	65	58,255
2.75%, 09/15/29	50	47,374
4.20%, 09/09/27	45	44,897
4.75%, 09/09/34	45	44,294
Alcon Finance Corp.
2.60%, 05/27/30(b)	70	64,598
3.00%, 09/23/29(b)	85	80,683
3.80%, 09/23/49(b)	80	59,472
5.38%, 12/06/32(b)	5	5,100
5.75%, 12/06/52(b)	15	14,833
Augusta SpinCo Corp.
4.95%, 03/23/33	100	99,663
5.25%, 03/23/36	70	69,889
Avantor Funding, Inc.
3.88%, 11/01/29(b)	55	52,168
4.63%, 07/15/28(b)	105	103,641
Danaher Corp.
2.60%, 10/01/50	90	54,187
2.80%, 12/10/51	65	40,314
4.38%, 09/15/45	40	34,294
Dentsply Sirona, Inc., 3.25%, 06/01/30(d)	50	46,269
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(a)	50	50,362
DH Europe Finance II SARL
2.60%, 11/15/29	90	84,506
3.25%, 11/15/39	65	52,241
3.40%, 11/15/49	77	54,677
Edwards Lifesciences Corp., 4.30%, 06/15/28	30	29,915
Embecta Corp.
5.00%, 02/15/30(b)(d)	37	28,677
6.75%, 02/15/30(b)	15	12,379
GE HealthCare Technologies, Inc.
4.80%, 08/14/29	85	85,507
5.65%, 11/15/27	120	122,122
5.86%, 03/15/30	115	119,370
5.91%, 11/22/32	135	142,368
6.38%, 11/22/52	95	101,320
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	25	26,219
Revvity, Inc.
1.90%, 09/15/28	40	37,641
2.25%, 09/15/31	55	48,254
2.55%, 03/15/31	32	28,764
3.30%, 09/15/29	58	55,552
3.63%, 03/15/51	53	37,357
Stryker Corp.
1.95%, 06/15/30	130	117,653
4.10%, 04/01/43	25	20,718
Security	Par (000)	Value
Health Care - Products (continued)
4.25%, 09/11/29	$100	$99,339
4.63%, 09/11/34	135	131,827
4.63%, 03/15/46	60	52,491
4.70%, 02/10/28	100	100,561
5.20%, 02/10/35	150	151,862
Teleflex, Inc.
4.25%, 06/01/28(b)	40	39,467
4.63%, 11/15/27	40	39,783
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31	105	92,628
2.60%, 10/01/29	200	188,719
2.80%, 10/15/41	120	87,519
4.10%, 08/15/47	100	82,322
4.22%, 02/12/31	100	98,573
5.09%, 08/10/33	100	101,469
5.55%, 02/12/46	100	99,106
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	40	35,859
4.45%, 08/15/45	30	25,879
5.05%, 02/19/30	15	15,201
5.20%, 09/15/34	50	50,042
		3,713,518
Health Care - Services — 1.2%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(b)(d)	35	34,280
5.50%, 07/01/28(b)	35	34,791
7.38%, 03/15/33(b)	35	35,879
AHP Health Partners, Inc., 5.75%, 07/15/29(b)	20	19,846
Charles River Laboratories International, Inc.
3.75%, 03/15/29(b)	35	33,532
4.00%, 03/15/31(b)	30	28,108
4.25%, 05/01/28(b)	40	39,243
DaVita, Inc.
3.75%, 02/15/31(b)	101	93,931
4.63%, 06/01/30(b)	150	145,736
6.75%, 07/15/33(b)	60	62,002
6.88%, 09/01/32(b)	70	72,489
Elevance Health, Inc.
2.25%, 05/15/30	105	96,002
2.55%, 03/15/31	105	95,205
2.88%, 09/15/29	95	90,014
3.13%, 05/15/50	65	42,419
3.60%, 03/15/51	75	52,899
3.65%, 12/01/27	131	129,691
3.70%, 09/15/49	50	36,177
4.10%, 03/01/28	135	134,287
4.10%, 05/15/32	25	24,044
4.38%, 12/01/47	110	90,226
4.55%, 03/01/48	75	62,999
4.55%, 05/15/52	40	32,864
4.63%, 05/15/42	65	57,679
4.65%, 01/15/43	65	57,412
4.65%, 08/15/44	55	47,832
4.75%, 02/15/33	100	98,743
4.95%, 11/01/31	20	20,099
5.00%, 01/15/36	35	34,330
5.10%, 01/15/44	20	18,464
5.13%, 02/15/53	95	84,764
5.15%, 06/15/29	50	50,767
5.20%, 02/15/35	155	155,433
5.38%, 06/15/34	80	81,355

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 10/15/32	$70	$72,049
5.65%, 06/15/54	85	81,503
5.70%, 02/15/55	85	82,041
5.85%, 11/01/64	70	68,230
6.10%, 10/15/52	65	66,283
6.38%, 06/15/37	20	21,635
Encompass Health Corp.
4.50%, 02/01/28	62	61,712
4.63%, 04/01/31	25	24,205
4.75%, 02/01/30	55	54,136
5.88%, 06/01/34(b)	20	20,110
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	35	35,258
HCA, Inc.
2.38%, 07/15/31	85	75,349
3.38%, 03/15/29	65	62,947
3.50%, 09/01/30	140	133,009
3.50%, 07/15/51	110	73,513
3.63%, 03/15/32	125	116,335
4.13%, 06/15/29	145	142,888
4.38%, 03/15/42	55	46,356
4.63%, 03/15/52	140	112,498
4.90%, 11/15/35	35	33,855
5.00%, 03/01/28	120	121,035
5.13%, 06/15/39	90	85,281
5.20%, 06/01/28	50	50,656
5.25%, 03/01/30	25	25,430
5.25%, 06/15/49	130	115,885
5.45%, 04/01/31	140	143,157
5.45%, 09/15/34	95	96,005
5.50%, 03/01/32	40	41,017
5.50%, 06/01/33	80	81,670
5.50%, 06/15/47	95	88,123
5.60%, 04/01/34	120	122,766
5.63%, 09/01/28	130	132,390
5.75%, 03/01/35	85	87,489
5.88%, 02/01/29	75	76,982
5.90%, 06/01/53	75	72,198
5.95%, 09/15/54	75	72,858
6.00%, 04/01/54	100	97,724
6.10%, 04/01/64	45	44,369
6.20%, 03/01/55	85	85,241
HealthEquity, Inc., 4.50%, 10/01/29(b)	40	38,932
Humana, Inc.
2.15%, 02/03/32	30	25,992
3.13%, 08/15/29	65	62,220
3.70%, 03/23/29	55	53,692
3.95%, 08/15/49	50	35,993
4.63%, 12/01/42	37	31,120
4.80%, 03/15/47	20	16,532
4.88%, 04/01/30	52	52,110
4.95%, 10/01/44	65	56,270
5.38%, 04/15/31	125	126,939
5.50%, 03/15/53	45	40,209
5.55%, 05/01/35	45	45,021
5.75%, 03/01/28	30	30,577
5.75%, 04/15/54	70	64,743
5.88%, 03/01/33	35	36,037
5.95%, 03/15/34	60	61,984
6.00%, 05/01/55	20	19,174
6.63%, 09/15/56, (5-year CMT + 2.89%)(a)	60	59,476
Security	Par (000)	Value
Health Care - Services (continued)
IQVIA, Inc.
6.25%, 02/01/29	$95	$98,328
6.25%, 06/01/32(b)	135	137,949
6.50%, 05/15/30(b)	30	30,758
Laboratory Corp. of America Holdings
2.95%, 12/01/29	100	94,710
4.55%, 04/01/32	105	103,460
LifePoint Health, Inc.
5.38%, 01/15/29(b)	60	58,143
7.00%, 05/01/34(b)	85	82,960
8.38%, 02/15/32(b)	45	47,239
10.00%, 06/01/32(b)	50	51,146
Molina Healthcare, Inc.
3.88%, 11/15/30(b)	45	41,693
3.88%, 05/15/32(b)	50	44,900
4.38%, 06/15/28(b)	80	78,823
6.25%, 01/15/33(b)	50	49,960
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(b)	45	36,237
Option Care Health, Inc., 4.38%, 10/31/29(b)	35	33,627
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(b)	25	24,742
Roche Holdings, Inc.
1.93%, 12/13/28(b)	315	298,215
2.08%, 12/13/31(b)	275	242,172
2.61%, 12/13/51(b)	365	221,407
3.63%, 09/17/28(b)	205	202,181
4.59%, 09/09/34(b)	215	211,428
4.67%, 12/02/35(b)	5	4,906
5.34%, 11/13/28(b)	25	25,622
Select Medical Corp., 6.25%, 12/01/32(b)(d)	37	36,007
		8,331,364
Holding Companies - Diversified — 0.0%
Clue Opco LLC, 9.50%, 10/15/31(b)(d)	50	46,975
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(b)(d)	26	22,952
5.25%, 04/15/29(b)	72	68,917
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34	90	92,230
7.13%, 11/15/56, (5-year CMT + 3.48%)(a)	35	35,259
8.00%, 06/01/56, (5-year CMT + 4.30%)(a)	25	26,607
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	35	32,623
		325,563
Home Builders — 0.2%
Beazer Homes USA, Inc.
5.88%, 10/15/27	20	20,004
7.25%, 10/15/29(d)	20	20,328
7.50%, 03/15/31(b)	20	20,203
Century Communities, Inc.
3.88%, 08/15/29(b)	40	37,760
6.63%, 09/15/33(b)	20	19,832
DR Horton, Inc.
1.40%, 10/15/27	35	33,655
4.85%, 10/15/30	25	25,188
5.00%, 10/15/34	25	24,760
5.50%, 10/15/35	115	117,449
Installed Building Products, Inc., 5.63%, 02/01/34(b)	25	24,558
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(b)	30	30,320
8.38%, 10/01/33(b)	25	25,237

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
KB Home
4.00%, 06/15/31	$25	$23,254
4.80%, 11/15/29	25	24,496
6.88%, 06/15/27	20	20,201
7.25%, 07/15/30	25	25,553
LGI Homes, Inc.
4.00%, 07/15/29(b)	20	18,290
7.00%, 11/15/32(b)(d)	35	33,780
8.75%, 12/15/28(b)	30	31,019
M/I Homes, Inc.
3.95%, 02/15/30	20	18,938
4.95%, 02/01/28	30	29,983
Meritage Homes Corp.
3.88%, 04/15/29(b)	35	34,007
5.13%, 06/06/27	25	25,035
5.65%, 03/15/35(d)	5	5,051
NVR, Inc., 3.00%, 05/15/30	84	78,946
PulteGroup, Inc.
6.00%, 02/15/35	41	42,838
6.38%, 05/15/33	45	48,246
7.88%, 06/15/32(d)	30	34,570
Sekisui House U.S., Inc.
2.50%, 01/15/31	45	39,646
3.85%, 01/15/30	55	52,448
3.97%, 08/06/61	20	13,176
6.00%, 01/15/43	15	13,724
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(b)	35	34,672
5.75%, 01/15/28(b)	35	35,323
Thor Industries, Inc., 4.00%, 10/15/29(b)	35	33,089
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,869
4.35%, 02/15/28	10	9,960
5.60%, 06/15/35	10	10,212
Tri Pointe Homes, Inc.
5.25%, 06/01/27	25	24,984
5.70%, 06/15/28	25	25,178
		1,190,782
Home Furnishings — 0.1%
Leggett & Platt, Inc.
3.50%, 11/15/27	25	24,482
3.50%, 11/15/51	45	27,910
4.40%, 03/15/29	37	36,083
Somnigroup International, Inc.
3.88%, 10/15/31(b)	55	50,369
4.00%, 04/15/29(b)	54	51,920
Whirlpool Corp.
2.40%, 05/15/31	20	15,325
4.50%, 06/01/46	25	15,677
4.60%, 05/15/50	34	21,500
4.70%, 05/14/32	45	37,144
4.75%, 02/26/29	30	28,335
5.50%, 03/01/33	25	20,899
5.75%, 03/01/34	20	16,643
6.13%, 06/15/30	25	23,533
6.50%, 06/15/33(d)	35	31,772
		401,592
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	70	61,021
Security	Par (000)	Value
Household Products & Wares (continued)
2.65%, 04/30/30	$28	$25,862
4.88%, 12/06/28	45	45,344
5.75%, 03/15/33	35	36,308
Church & Dwight Co., Inc.
2.30%, 12/15/31	20	17,670
3.15%, 08/01/27	85	83,940
3.95%, 08/01/47	70	54,954
5.00%, 06/15/52	25	22,818
5.60%, 11/15/32	15	15,709
Clorox Co.(The)
1.80%, 05/15/30	95	85,253
3.10%, 10/01/27	50	49,180
3.90%, 05/15/28	50	49,534
4.40%, 05/01/29	10	9,950
4.60%, 05/01/32	25	24,632
Kimberly-Clark Corp.
3.10%, 03/26/30	55	52,386
3.20%, 07/30/46	55	38,838
3.95%, 11/01/28	35	34,742
4.50%, 02/16/33	140	139,386
5.30%, 03/01/41	20	20,168
		867,695
Housewares — 0.0%
Newell Brands, Inc.
6.38%, 09/15/27	30	30,352
6.38%, 05/15/30	50	49,371
6.63%, 09/15/29(d)	40	39,974
6.63%, 05/15/32(d)	25	24,330
7.38%, 04/01/36	30	28,836
7.50%, 04/01/46	45	39,228
8.50%, 06/01/28(b)	65	67,910
		280,001
Insurance — 2.0%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	45	52,440
AIA Group Ltd.
3.20%, 09/16/40(b)	200	154,430
3.60%, 04/09/29(b)	200	196,448
4.95%, 04/04/33(b)	10	10,170
5.38%, 04/05/34(b)	200	203,763
5.40%, 09/30/54(b)	30	28,566
5.63%, 10/25/27(b)	65	66,104
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.23%)(a)(b)	210	218,586
American Financial Group, Inc., 5.00%, 09/23/35	45	43,491
American International Group, Inc.
4.38%, 06/30/50	80	65,785
4.50%, 07/16/44	25	21,690
4.75%, 04/01/48	90	79,164
4.80%, 07/10/45	30	26,673
4.85%, 05/07/30	110	110,993
5.13%, 03/27/33	55	55,572
5.45%, 05/07/35	105	107,352
Aon Corp.
2.80%, 05/15/30	50	46,616
3.75%, 05/02/29	100	97,915
4.50%, 12/15/28	50	49,983
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	60	52,458
2.60%, 12/02/31	5	4,461
2.90%, 08/23/51	15	9,244

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.90%, 02/28/52	$110	$81,284
5.00%, 09/12/32	45	45,237
5.35%, 02/28/33	80	81,701
Aon Global Ltd.
4.60%, 06/14/44	75	65,007
4.75%, 05/15/45	45	39,558
Aon North America, Inc.
5.15%, 03/01/29	90	91,402
5.45%, 03/01/34	130	132,759
5.75%, 03/01/54	120	117,461
Arch Capital Finance LLC, 5.03%, 12/15/46	29	26,538
Arch Capital Group Ltd.
3.64%, 06/30/50	45	32,942
7.35%, 05/01/34	20	22,722
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	50	46,979
Arthur J Gallagher & Co.
2.40%, 11/09/31	25	22,123
3.05%, 03/09/52	20	12,461
3.50%, 05/20/51	75	51,662
4.60%, 12/15/27	85	85,139
5.00%, 02/15/32	15	15,015
5.15%, 02/15/35	125	124,080
5.45%, 07/15/34	50	50,741
5.50%, 03/02/33	75	77,103
5.55%, 02/15/55	105	99,100
5.75%, 03/02/53	20	19,345
5.75%, 07/15/54	30	29,052
6.50%, 02/15/34	10	10,801
6.75%, 02/15/54	45	49,228
Assurant, Inc.
2.65%, 01/15/32	30	26,396
3.70%, 02/22/30	25	23,984
4.90%, 03/27/28	40	40,113
7.00%, 03/27/48, (3-mo. SOFR US + 4.40%)(a)	30	30,635
AXA SA, 6.38%, (1-day SOFR Index + 2.52%)(a)(b)(e)	30	33,782
Axis Specialty Finance LLC
3.90%, 07/15/29	20	19,526
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	15	14,624
Axis Specialty Finance PLC, 4.00%, 12/06/27	70	69,387
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	50	50,198
Brighthouse Financial, Inc., 4.70%, 06/22/47	25	18,040
Brown & Brown, Inc.
2.38%, 03/15/31	35	31,073
4.20%, 03/17/32	40	38,029
4.50%, 03/15/29	10	9,945
4.70%, 06/23/28	70	70,135
4.90%, 06/23/30	90	89,987
4.95%, 03/17/52	65	54,609
5.25%, 06/23/32	65	65,085
5.55%, 06/23/35	30	30,056
6.25%, 06/23/55(d)	60	60,217
Chubb INA Holdings LLC
1.38%, 09/15/30	110	96,449
2.85%, 12/15/51	50	31,522
3.05%, 12/15/61	50	30,551
4.15%, 03/13/43	35	29,710
4.35%, 11/03/45	85	73,061
4.65%, 08/15/29	45	45,308
4.90%, 08/15/35	30	29,602
Security	Par (000)	Value
Insurance (continued)
5.00%, 03/15/34	$235	$235,988
6.00%, 05/11/37	55	58,623
6.70%, 05/15/36	35	39,187
Series 1, 6.50%, 05/15/38	35	39,059
CNO Financial Group, Inc.
5.25%, 05/30/29	45	45,299
6.45%, 06/15/34	65	67,805
Dai-ichi Life Insurance Co. Ltd., 6.20%, (5-year CMT + 2.52%)(a)(b)(e)	10	10,201
Empower Finance 2020 LP
1.36%, 09/17/27(b)	50	48,050
1.78%, 03/17/31(b)	50	43,558
3.08%, 09/17/51(b)	25	15,960
Equitable Financial Life Global Funding
4.88%, 11/19/27(b)	100	100,342
5.00%, 03/27/30(b)	10	10,039
Equitable Holdings, Inc.
4.35%, 04/20/28	139	138,427
4.57%, 02/15/29(b)	15	14,851
5.59%, 01/11/33	110	112,364
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	35	21,810
3.50%, 10/15/50	45	30,544
First American Financial Corp., 5.45%, 09/30/34	55	54,389
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	25	23,290
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	75	74,182
4.58%, 05/17/48(b)	35	29,425
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	80	63,505
Hanover Insurance Group, Inc.(The)
2.50%, 09/01/30	50	45,372
5.50%, 09/01/35	20	20,122
Hartford Insurance Group, Inc.
2.90%, 09/15/51	30	18,813
3.60%, 08/19/49	41	29,679
4.30%, 04/15/43	35	29,530
4.40%, 03/15/48	10	8,346
5.95%, 10/15/36	15	15,866
6.10%, 10/01/41	45	47,264
Jackson Financial, Inc.
3.13%, 11/23/31	95	85,172
4.00%, 11/23/51	55	37,788
Markel Group, Inc.
3.35%, 09/17/29	20	19,249
3.45%, 05/07/52	80	53,638
4.30%, 11/01/47	70	55,460
5.00%, 05/20/49	55	48,039
6.00%, 05/16/54	10	9,987
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	101	91,539
2.38%, 12/15/31	35	31,102
4.20%, 03/01/48	65	52,195
4.35%, 01/30/47	50	41,293
4.38%, 03/15/29	95	94,855
4.55%, 11/08/27	50	50,198
4.65%, 03/15/30	100	100,140
4.75%, 03/15/39	30	28,264
4.85%, 11/15/31	85	85,614
4.90%, 03/15/49	117	103,950
5.00%, 03/15/35	140	138,894

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.15%, 03/15/34	$15	$15,140
5.35%, 11/15/44	20	19,214
5.40%, 03/15/55	125	118,732
5.45%, 03/15/54	30	28,624
5.70%, 09/15/53	60	59,329
5.75%, 11/01/32	30	31,483
5.88%, 08/01/33	85	90,676
MetLife, Inc.
4.88%, 11/13/43	215	197,497
5.70%, 06/15/35	200	209,254
5.88%, 02/06/41	100	103,539
6.40%, 12/15/66	100	102,457
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	200	205,254
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	100	87,190
2.40%, 01/11/32(b)	40	35,300
2.95%, 04/09/30(b)	105	98,682
3.00%, 09/19/27(b)	160	157,322
4.30%, 08/25/29(b)	50	49,664
4.35%, 01/12/31(b)	150	148,034
4.85%, 01/08/29(b)	150	151,368
5.05%, 01/06/28(b)	25	25,231
5.15%, 03/28/33(b)	170	171,835
MGIC Investment Corp., 5.25%, 08/15/28	70	69,953
NMI Holdings, Inc., 6.00%, 08/15/29	5	5,111
Old Republic International Corp., 5.75%, 03/28/34	35	35,616
Pine Street Trust II, 5.57%, 02/15/49(b)	105	97,699
Pricoa Global Funding I
4.40%, 08/27/27(b)	10	10,017
4.75%, 08/26/32(b)	150	148,217
Primerica, Inc., 2.80%, 11/19/31	45	40,604
Principal Financial Group, Inc.
2.13%, 06/15/30	80	72,491
3.70%, 05/15/29	75	73,299
4.11%, 02/15/28(b)	15	14,862
4.30%, 11/15/46	40	32,831
4.35%, 05/15/43	37	31,269
4.63%, 09/15/42	25	21,982
5.38%, 03/15/33	75	76,753
5.50%, 03/15/53	40	38,244
6.05%, 10/15/36	66	70,470
Principal Life Global Funding II
1.50%, 08/27/30(b)	65	56,793
1.63%, 11/19/30(b)	15	13,066
2.50%, 09/16/29(b)	41	38,276
4.60%, 08/19/27(b)	95	95,258
4.80%, 01/09/28(b)	25	25,136
Progressive Corp.(The)
3.20%, 03/26/30	65	62,119
3.70%, 01/26/45	40	30,791
3.70%, 03/15/52	15	11,008
3.95%, 03/26/50	40	30,839
4.00%, 03/01/29	72	71,540
4.13%, 04/15/47	72	57,922
4.20%, 03/15/48	50	40,685
4.35%, 04/25/44	40	33,775
4.95%, 06/15/33	10	10,091
6.25%, 12/01/32	88	95,469
Protective Life Corp.
3.40%, 01/15/30(b)	70	66,541
Security	Par (000)	Value
Insurance (continued)
4.30%, 09/30/28(b)	$80	$79,377
Protective Life Global Funding, 4.80%, 06/05/30(b)	150	149,867
Prudential Financial, Inc.
2.10%, 03/10/30(d)	99	91,159
3.00%, 03/10/40	55	41,987
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	50	45,938
3.70%, 03/13/51	95	69,197
3.88%, 03/27/28	60	59,573
3.91%, 12/07/47	95	72,551
3.94%, 12/07/49	57	43,352
4.35%, 02/25/50	75	60,895
4.42%, 03/27/48	60	49,249
4.60%, 05/15/44	70	60,875
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	75	73,413
5.20%, 03/14/35	125	125,696
5.70%, 12/14/36	67	69,555
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	65	64,999
5.75%, 07/15/33	38	40,286
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	80	81,539
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	65	66,913
6.63%, 12/01/37	35	38,856
Prudential Funding Asia PLC
3.13%, 04/14/30	85	80,781
3.63%, 03/24/32	65	61,168
Reinsurance Group of America, Inc.
3.15%, 06/15/30	62	58,171
3.90%, 05/15/29	53	52,049
5.75%, 09/15/34	50	51,409
6.00%, 09/15/33	70	73,086
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	60	59,529
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	85	87,236
5.80%, 04/01/35	80	82,201
Selective Insurance Group, Inc., 5.38%, 03/01/49	15	13,716
Stewart Information Services Corp., 3.60%, 11/15/31	15	13,406
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(a)(b)	195	194,234
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	25	21,176
Travelers Companies, Inc.(The)
2.55%, 04/27/50	40	23,895
3.05%, 06/08/51	20	13,090
3.75%, 05/15/46	39	30,172
4.00%, 05/30/47	60	47,694
4.05%, 03/07/48	40	31,972
4.10%, 03/04/49	52	41,553
4.30%, 08/25/45	40	33,477
4.60%, 08/01/43	45	40,065
5.05%, 07/24/35	30	30,033
5.35%, 11/01/40	55	54,642
5.45%, 05/25/53	60	58,226
6.25%, 06/15/37	75	81,851
6.75%, 06/20/36	35	39,520
Travelers Property Casualty Corp., 6.38%, 03/15/33	45	49,717
Unum Group
4.05%, 08/15/41(b)	15	12,144
4.13%, 06/15/51	70	52,500
4.50%, 12/15/49	5	4,031
6.00%, 06/15/54	30	29,657
W.R. Berkley Corp., 4.00%, 05/12/50	60	45,907
Willis North America, Inc.
2.95%, 09/15/29	98	92,991

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.88%, 09/15/49	$54	$40,242
4.50%, 09/15/28	62	61,902
4.65%, 06/15/27	85	85,230
5.05%, 09/15/48	20	17,670
5.35%, 05/15/33	65	65,848
5.90%, 03/05/54	60	59,514
XL Group Ltd., 5.25%, 12/15/43	30	27,915
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51, (5-year CMT + 2.78%)(a)(c)	200	179,728
		14,131,812
Internet — 0.5%
AppLovin Corp.
5.13%, 12/01/29	85	85,994
5.38%, 12/01/31	30	30,529
5.50%, 12/01/34	140	141,275
Baidu, Inc., 2.38%, 10/09/30	200	183,883
Booking Holdings, Inc., 3.55%, 03/15/28	85	83,860
Cars.com, Inc., 6.38%, 11/01/28(b)	30	29,416
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(b)	50	46,174
7.00%, 06/15/27(b)	20	19,916
7.00%, 06/15/27(b)	30	29,937
eBay, Inc.
2.60%, 05/10/31	85	76,806
2.70%, 03/11/30	75	69,695
3.60%, 06/05/27	62	61,556
3.65%, 05/10/51	70	50,976
4.00%, 07/15/42	60	48,199
4.25%, 03/06/29	5	4,953
Expedia Group, Inc.
3.25%, 02/15/30	100	94,928
5.40%, 02/15/35	100	99,441
5.50%, 04/15/36	100	98,914
Gen Digital, Inc.
6.25%, 04/01/33(b)	50	49,794
6.75%, 09/30/27(b)	60	60,323
7.13%, 09/30/30(b)	50	50,965
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(b)	55	51,781
5.25%, 12/01/27(b)	40	39,990
Kuaishou Technology, 4.75%, 01/22/36(c)	200	193,932
Meituan
3.05%, 10/28/30(c)	200	185,146
5.13%, 11/05/35(c)	200	194,840
Prosus NV
3.68%, 01/21/30(c)	200	191,319
4.99%, 01/19/52(c)	200	159,892
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(e)	65	62,019
8.13%, (5-year CMT + 4.25%)(a)(b)(e)	40	41,243
9.75%, 04/15/29(b)	115	125,741
Tencent Holdings Ltd.
2.39%, 06/03/30(c)	200	186,176
3.24%, 06/03/50(c)	200	140,598
3.84%, 04/22/51(c)	200	155,732
3.93%, 01/19/38(c)	200	182,063
3.98%, 04/11/29(c)	200	199,184
VeriSign, Inc.
2.70%, 06/15/31	85	76,883
4.75%, 07/15/27	40	39,979
Security	Par (000)	Value
Internet (continued)
5.25%, 06/01/32	$10	$10,120
Ziff Davis, Inc., 4.63%, 10/15/30(b)(d)	35	33,230
		3,687,402
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(b)	25	24,217
4.88%, 03/01/31(b)	27	25,100
6.25%, 10/01/40	15	12,269
6.75%, 04/15/30(b)	50	50,272
6.88%, 11/01/29(b)	60	61,347
7.00%, 03/15/32(b)	110	111,301
7.38%, 05/01/33(b)	65	66,795
7.50%, 09/15/31(b)	52	53,674
7.63%, 01/15/34(b)	25	25,744
Commercial Metals Co.
3.88%, 02/15/31	20	18,668
4.13%, 01/15/30	30	28,793
4.38%, 03/15/32	20	18,833
6.00%, 12/15/35(b)	60	60,091
Gerdau Trade, Inc., 5.75%, 06/09/35	130	132,856
Steel Dynamics, Inc.
1.65%, 10/15/27	60	57,827
3.25%, 01/15/31	25	23,480
3.25%, 10/15/50	20	13,304
3.45%, 04/15/30	50	47,891
4.00%, 12/15/28	50	49,404
5.25%, 05/15/35	10	10,060
5.38%, 08/15/34	80	81,363
		973,289
Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31	55	48,036
4.40%, 09/15/32	35	33,112
Brunswick Corp/DE, 5.85%, 03/18/29(d)	30	30,788
Harley-Davidson, Inc., 4.63%, 07/28/45	33	26,307
Life Time, Inc., 6.00%, 11/15/31(b)	35	35,496
NCL Corp. Ltd.
5.88%, 01/15/31(b)	25	24,156
6.25%, 03/01/30(b)	35	34,591
6.25%, 09/15/33(b)	50	47,964
6.75%, 02/01/32(b)	115	114,032
7.75%, 02/15/29(b)	55	57,500
NCL Finance Ltd., 6.13%, 03/15/28(b)	40	40,416
Patrick Industries, Inc.
4.75%, 05/01/29(b)	25	24,478
6.38%, 11/01/32(b)	35	34,954
Polaris, Inc., 6.95%, 03/15/29	35	36,570
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)	35	36,404
Sabre GLBL, Inc.
10.75%, 11/15/29(b)	32	28,820
10.75%, 03/15/30(b)	41	36,389
11.13%, 07/15/30(b)	75	66,851
		756,864
Lodging — 0.1%
Choice Hotels International, Inc.
3.70%, 12/01/29	5	4,798
3.70%, 01/15/31	55	51,842
5.85%, 08/01/34	70	70,894
Hilton Domestic Operating Co, Inc., 5.50%, 09/15/31(b)	40	40,226

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(b)	$85	$78,085
3.75%, 05/01/29(b)	55	53,203
4.00%, 05/01/31(b)	96	91,001
4.88%, 01/15/30	45	44,587
5.50%, 03/31/34(b)	50	49,666
5.75%, 09/15/33(b)	50	50,467
5.88%, 04/01/29(b)	40	40,590
5.88%, 03/15/33(b)	67	67,780
6.13%, 04/01/32(b)	30	30,588
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	40	37,366
5.00%, 06/01/29(b)	60	58,385
6.63%, 01/15/32(b)	55	55,991
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(b)	30	28,954
4.75%, 01/15/28(d)	40	39,872
6.50%, 10/01/33(b)	25	24,495
Travel + Leisure Co., 4.63%, 03/01/30(b)	20	19,227
Travel and Leisure Co.
4.50%, 12/01/29(b)	50	48,252
6.13%, 09/01/33(b)	15	14,749
		1,001,018
Machinery — 0.5%
AGCO Corp., 5.80%, 03/21/34	70	71,955
CNH Industrial Capital LLC
4.50%, 10/16/30	5	4,938
4.55%, 04/10/28	20	19,982
5.50%, 01/12/29	20	20,416
CNH Industrial NV, 3.85%, 11/15/27	89	88,229
Deere & Co.
2.88%, 09/07/49	45	29,614
3.10%, 04/15/30	76	72,438
3.75%, 04/15/50	55	42,204
3.90%, 06/09/42	95	80,568
5.38%, 10/16/29	85	87,951
5.45%, 01/16/35	5	5,188
5.70%, 01/19/55	10	10,262
7.13%, 03/03/31	25	27,696
Eaton Capital ULC, 4.45%, 05/09/30	10	9,967
Esab Corp.
5.63%, 04/01/31(b)	60	60,420
6.25%, 04/15/29(b)	25	25,463
IDEX Corp.
2.63%, 06/15/31	55	49,806
3.00%, 05/01/30	74	69,481
John Deere Capital Corp.
1.45%, 01/15/31	62	54,152
1.50%, 03/06/28	22	21,009
2.00%, 06/17/31	57	50,589
2.45%, 01/09/30	76	71,119
2.80%, 09/08/27	85	83,676
2.80%, 07/18/29	80	76,430
3.05%, 01/06/28	48	47,177
3.35%, 04/18/29	55	53,644
3.45%, 03/07/29	92	90,118
3.90%, 06/07/32	60	57,984
4.15%, 09/15/27	90	90,099
4.20%, 07/15/27	55	55,093
4.35%, 09/15/32	65	64,157
Security	Par (000)	Value
Machinery (continued)
4.40%, 09/08/31	$20	$19,875
4.50%, 01/16/29	80	80,479
4.75%, 01/20/28	120	121,207
4.85%, 06/11/29	60	60,910
4.85%, 10/11/29	5	5,103
4.90%, 06/11/27	55	55,496
4.90%, 03/03/28	120	121,368
4.90%, 03/07/31	10	10,153
4.95%, 07/14/28	100	101,678
5.10%, 04/11/34	150	152,276
Series 1, 5.05%, 06/12/34	35	35,386
Series I, 4.55%, 06/05/30	55	55,203
Mueller Water Products, Inc., 4.00%, 06/15/29(b)	26	25,121
Nordson Corp.
5.60%, 09/15/28	15	15,300
5.80%, 09/15/33	45	46,841
Otis Worldwide Corp.
2.57%, 02/15/30	120	111,610
3.11%, 02/15/40	85	65,368
3.36%, 02/15/50	65	44,960
Regal Rexnord Corp.
6.05%, 04/15/28	80	81,851
6.30%, 02/15/30	80	83,454
6.40%, 04/15/33	90	95,345
Terex Corp.
5.00%, 05/15/29(b)	40	39,639
6.25%, 10/15/32(b)	50	50,777
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	95	95,189
4.90%, 05/29/30	20	20,178
5.50%, 05/29/35	20	20,450
5.61%, 03/11/34	80	82,497
Xylem, Inc./New York
1.95%, 01/30/28	65	62,519
2.25%, 01/30/31(d)	50	45,102
4.38%, 11/01/46	22	18,389
		3,415,549
Manufacturing — 0.2%
Avient Corp.
6.25%, 11/01/31(b)	50	50,751
7.13%, 08/01/30(b)	50	50,886
Axon Enterprise, Inc., 6.25%, 03/15/33(b)	100	102,346
Eaton Corp.
3.10%, 09/15/27	105	103,652
3.92%, 09/15/47	35	27,814
4.00%, 11/02/32	70	67,623
4.15%, 03/15/33	110	106,798
4.15%, 11/02/42	75	64,658
4.20%, 03/06/31	200	196,616
4.70%, 08/23/52	65	57,909
Illinois Tool Works, Inc.
3.90%, 09/01/42	68	56,963
4.88%, 09/15/41	72	68,418
Parker-Hannifin Corp.
3.25%, 06/14/29	86	83,087
4.00%, 06/14/49	65	51,658
4.10%, 03/01/47	35	28,519
4.20%, 11/21/34	71	67,997
4.25%, 09/15/27	15	14,992
4.45%, 11/21/44	50	43,747
4.50%, 09/15/29	70	70,149

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
6.25%, 05/15/38	$5	$5,475
Pentair Finance SARL, 4.50%, 07/01/29	60	59,659
Trinity Industries, Inc., 7.75%, 07/15/28(b)	40	40,968
		1,420,685
Media — 0.8%
Belo Corp.
7.25%, 09/15/27	15	15,350
7.75%, 06/01/27	20	20,456
Cable One, Inc., 4.00%, 11/15/30(b)(d)	35	22,423
Comcast Corp.
1.50%, 02/15/31	55	47,702
1.95%, 01/15/31	175	155,263
2.45%, 08/15/52	110	57,454
2.65%, 02/01/30	145	135,607
2.65%, 08/15/62	90	44,541
2.80%, 01/15/51	105	60,485
2.89%, 11/01/51	325	189,863
2.94%, 11/01/56	270	151,399
2.99%, 11/01/63	255	136,705
3.20%, 07/15/36	65	54,674
3.25%, 11/01/39	120	92,685
3.40%, 04/01/30	100	96,154
3.40%, 07/15/46	100	68,947
3.45%, 02/01/50	90	59,575
3.75%, 04/01/40	125	101,553
3.90%, 03/01/38	85	73,139
3.97%, 11/01/47	105	77,886
4.00%, 08/15/47	20	14,891
4.00%, 03/01/48	80	59,176
4.00%, 11/01/49	95	69,297
4.05%, 11/01/52	85	61,200
4.20%, 08/15/34	90	84,640
4.25%, 10/15/30	175	172,811
4.25%, 01/15/33	165	158,882
4.40%, 08/15/35	75	70,804
4.60%, 10/15/38	105	95,985
4.60%, 08/15/45	25	20,937
4.65%, 07/15/42	15	12,990
4.70%, 10/15/48	105	86,443
4.80%, 05/15/33	105	104,319
4.95%, 05/15/32	105	105,557
4.95%, 10/15/58	50	40,957
5.17%, 01/15/37(b)	137	133,642
5.30%, 06/01/34	100	101,561
5.30%, 05/15/35(d)	85	86,511
5.35%, 05/15/53	105	92,744
5.50%, 11/15/32	60	62,182
5.50%, 05/15/64	70	61,915
5.65%, 06/15/35	75	77,521
5.65%, 06/01/54	65	59,866
6.05%, 05/15/55(d)	80	78,945
6.45%, 03/15/37	40	43,418
6.50%, 11/15/35	75	81,985
7.05%, 03/15/33	45	50,416
FactSet Research Systems, Inc., 3.45%, 03/01/32(d)	20	18,131
NBCUniversal Media LLC
4.45%, 01/15/43	100	83,532
5.95%, 04/01/41	15	15,265
6.40%, 04/30/40	30	32,058
Nexstar Media, Inc.
4.75%, 11/01/28(b)	70	68,900
Security	Par (000)	Value
Media (continued)
6.50%, 09/15/33(b)	$200	$201,613
7.25%, 04/15/34(b)	100	100,649
Paramount Global
3.38%, 02/15/28	10	9,699
3.70%, 06/01/28	30	29,041
4.20%, 06/01/29	30	28,585
4.20%, 05/19/32	60	51,898
4.38%, 03/15/43	160	101,841
4.60%, 01/15/45	100	63,090
4.90%, 08/15/44	50	32,580
4.95%, 01/15/31	115	107,214
4.95%, 05/19/50	25	16,031
5.50%, 05/15/33	25	22,382
5.85%, 09/01/43	25	18,421
6.88%, 04/30/36(d)	60	55,439
7.88%, 07/30/30	50	52,493
Sirius XM Radio LLC
3.88%, 09/01/31(b)	105	95,718
4.00%, 07/15/28(b)	100	97,394
4.13%, 07/01/30(b)	105	98,869
5.00%, 08/01/27(b)	75	74,900
5.50%, 07/01/29(b)	107	106,677
5.88%, 04/15/32(b)	50	49,763
		5,383,639
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(b)	30	29,310
6.38%, 06/15/30(b)	35	35,449
Timken Co.(The)
4.13%, 04/01/32	5	4,739
4.50%, 12/15/28	40	39,940
Valmont Industries, Inc., 5.00%, 10/01/44	37	33,575
		143,013
Mining — 0.2%
Antofagasta PLC, 5.63%, 05/13/32(c)	200	204,393
Coeur Mining, Inc.
5.13%, 02/15/29(b)	20	19,849
6.88%, 04/01/32(b)	20	20,742
Compass Minerals International, Inc., 8.00%, 07/01/30(b)	50	52,711
Constellium SE
3.75%, 04/15/29(b)	40	38,556
5.63%, 06/15/28(b)	20	20,014
6.38%, 08/15/32(b)	25	25,564
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(c)	200	188,742
6.30%, 09/08/53(c)	200	201,747
6.33%, 01/13/35(c)	200	210,953
6.78%, 01/13/55(c)	200	211,047
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	40	38,337
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	45	46,706
Novelis Corp.
3.88%, 08/15/31(b)	50	45,477
4.75%, 01/30/30(b)	107	103,232
6.88%, 01/30/30(b)	75	77,126
Yamana Gold, Inc., 2.63%, 08/15/31	30	26,738
		1,531,934
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	60	57,245

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
3.28%, 12/01/28	$55	$52,729
3.57%, 12/01/31	100	91,390
4.25%, 04/01/28	65	64,183
5.55%, 08/22/34	55	54,402
Zebra Technologies Corp., 6.50%, 06/01/32(b)	35	35,528
		355,477
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(b)	32	31,291
Packaging & Containers — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33	25	25,756
Amcor Flexibles North America, Inc.
2.69%, 05/25/31	55	49,834
4.25%, 03/08/29	10	9,902
5.10%, 03/17/30	100	101,204
AptarGroup, Inc., 3.60%, 03/15/32	15	13,914
Ball Corp.
2.88%, 08/15/30	65	59,130
3.13%, 09/15/31	35	31,701
5.50%, 09/15/33	75	75,305
6.00%, 06/15/29	67	68,209
Berry Global, Inc., 5.65%, 01/15/34	95	97,079
Crown Americas LLC
5.25%, 04/01/30	20	20,099
5.88%, 06/01/33	65	65,302
Graphic Packaging International LLC, 6.38%, 07/15/32(b)(d)	25	25,209
OI European Group BV, 4.75%, 02/15/30(b)	25	23,770
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31(b)(d)	50	49,184
7.38%, 06/01/32(b)	20	19,227
9.50%, 06/01/33(b)	20	20,554
Sealed Air Corp., 6.88%, 07/15/33(b)	25	24,572
Sonoco Products Co.
2.85%, 02/01/32	30	27,052
3.13%, 05/01/30	75	70,556
4.60%, 09/01/29	10	9,977
5.00%, 09/01/34(d)	65	63,788
5.75%, 11/01/40	45	45,208
		996,532
Pharmaceuticals — 0.5%
AdaptHealth LLC
4.63%, 08/01/29(b)	30	28,951
5.13%, 03/01/30(b)	47	45,564
6.13%, 08/01/28(b)	25	24,997
Bristol-Myers Squibb Co.
3.40%, 07/26/29	500	485,618
4.63%, 05/15/44	400	354,565
5.20%, 02/22/34	200	204,702
5.55%, 02/22/54	400	389,509
5.65%, 02/22/64	100	98,378
Elanco Animal Health, Inc., 6.40%, 08/28/28	45	46,191
EMD Finance LLC, 5.00%, 10/15/35(b)	155	152,953
Jazz Securities DAC, 4.38%, 01/15/29(b)	90	88,280
Novartis Capital Corp.
2.20%, 08/14/30	135	123,377
2.75%, 08/14/50	170	107,559
3.70%, 09/21/42	35	28,628
3.80%, 09/18/29	15	14,741
4.00%, 09/18/31	35	34,300
4.00%, 11/20/45	20	16,524
Security	Par (000)	Value
Pharmaceuticals (continued)
4.20%, 09/18/34	$100	$96,345
4.40%, 03/18/31	205	204,013
4.40%, 05/06/44	145	127,478
4.60%, 03/18/33	120	119,145
4.70%, 09/18/54	60	52,899
4.90%, 03/18/36	200	199,124
5.20%, 11/05/45	5	4,809
5.70%, 03/18/56	145	147,203
Zoetis, Inc.
3.00%, 09/12/27	75	73,811
3.00%, 05/15/50	40	25,787
3.90%, 08/20/28	30	29,632
3.95%, 09/12/47	48	37,412
4.45%, 08/20/48	40	33,298
4.70%, 02/01/43	90	80,268
5.00%, 08/17/35	100	98,872
5.60%, 11/16/32	40	41,641
		3,616,574
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)(d)	70	64,523
4.87%, 02/15/29(b)	45	45,087
		109,610
Real Estate — 0.3%
Aldar Investment Properties Sukuk Ltd., 5.50%, 05/16/34(c)	200	199,356
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)	25	23,991
5.75%, 01/15/29(b)	30	29,604
CBRE Services, Inc.
2.50%, 04/01/31	70	63,020
4.80%, 06/15/30	60	60,165
5.50%, 04/01/29	75	76,809
5.95%, 08/15/34	60	62,556
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(c)	200	215,060
CoStar Group, Inc., 2.80%, 07/15/30(b)	20	18,217
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	38	38,039
8.88%, 09/01/31(b)	30	31,637
Emaar Sukuk Ltd., 3.88%, 09/17/29(c)	200	193,606
Howard Hughes Corp.(The)
4.13%, 02/01/29(b)	45	43,471
4.38%, 02/01/31(b)	45	42,273
5.88%, 03/01/32(b)	25	24,520
6.13%, 03/01/34(b)	25	24,433
Kennedy-Wilson, Inc.
4.75%, 03/01/29	40	39,989
4.75%, 02/01/30	50	50,567
5.00%, 03/01/31	40	40,388
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	120	118,380
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30(c)	200	186,815
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(c)	200	189,632
		1,772,528
Real Estate Investment Trusts — 2.0%
Agree LP, 5.60%, 06/15/35	60	61,740

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Assets Trust LP, 3.38%, 02/01/31	$45	$40,889
American Homes 4 Rent LP
2.38%, 07/15/31	10	8,840
4.30%, 04/15/52	50	38,854
5.25%, 03/15/35	100	99,513
American Tower Corp.
1.50%, 01/31/28	90	85,770
1.88%, 10/15/30	80	71,097
2.10%, 06/15/30	64	57,931
2.30%, 09/15/31	70	61,896
2.70%, 04/15/31	70	63,714
2.90%, 01/15/30	100	94,094
2.95%, 01/15/51	75	47,120
3.10%, 06/15/50	65	42,342
3.55%, 07/15/27	74	73,398
3.60%, 01/15/28	89	87,802
3.70%, 10/15/49	42	30,721
3.80%, 08/15/29	101	98,701
3.95%, 03/15/29	106	104,296
4.05%, 03/15/32	30	28,826
5.20%, 02/15/29	35	35,556
5.25%, 07/15/28	10	10,146
5.35%, 03/15/35	30	30,336
5.40%, 01/31/35	25	25,375
5.45%, 02/15/34	65	66,298
5.50%, 03/15/28	10	10,166
5.65%, 03/15/33	70	72,561
5.80%, 11/15/28	50	51,392
5.90%, 11/15/33	50	52,482
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	40	38,944
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(b)(d)	40	39,998
AvalonBay Communities, Inc.
1.90%, 12/01/28	80	75,287
2.05%, 01/15/32	75	65,599
2.45%, 01/15/31	70	63,744
3.20%, 01/15/28	15	14,735
3.90%, 10/15/46	40	31,315
4.15%, 07/01/47	30	24,199
4.35%, 04/15/48	20	16,565
5.00%, 08/01/35	15	14,941
5.30%, 12/07/33	40	41,132
Blackstone Mortgage Trust, Inc.
6.25%, 06/01/31(b)	20	19,667
7.75%, 12/01/29(b)	30	31,166
Boston Properties LP
2.45%, 10/01/33	60	49,457
2.55%, 04/01/32	75	65,334
2.90%, 03/15/30	65	60,606
3.25%, 01/30/31	95	88,210
3.40%, 06/21/29	10	9,610
4.50%, 12/01/28	95	94,713
5.75%, 01/15/35	60	60,627
6.50%, 01/15/34	60	63,560
6.75%, 12/01/27	30	30,919
Brixmor Operating Partnership LP
2.25%, 04/01/28	53	50,893
2.50%, 08/16/31	25	22,304
4.05%, 07/01/30	70	68,093
4.13%, 05/15/29	50	49,348
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 02/15/34	$55	$56,068
5.75%, 02/15/35	45	46,545
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,420
COPT Defense Properties LP
2.00%, 01/15/29	40	37,425
2.75%, 04/15/31	50	45,320
2.90%, 12/01/33	45	38,302
Cousins Properties LP
5.25%, 07/15/30	10	10,120
5.88%, 10/01/34	35	35,868
Crown Castle, Inc.
2.10%, 04/01/31	51	44,829
2.25%, 01/15/31	72	64,122
2.50%, 07/15/31	76	67,629
2.90%, 04/01/41	102	74,461
3.10%, 11/15/29	60	56,923
3.25%, 01/15/51	53	34,860
3.30%, 07/01/30	72	67,949
3.65%, 09/01/27	139	137,701
3.80%, 02/15/28	80	79,046
4.15%, 07/01/50	40	30,941
4.30%, 02/15/29	62	61,465
4.75%, 05/15/47	15	12,671
4.80%, 09/01/28	20	20,105
4.90%, 09/01/29	5	5,027
5.00%, 01/11/28	185	186,402
5.10%, 05/01/33	30	29,795
5.20%, 09/01/34	30	29,885
5.20%, 02/15/49	40	35,912
5.60%, 06/01/29	75	76,827
5.80%, 03/01/34	55	56,768
Digital Realty Trust LP
3.60%, 07/01/29	70	67,977
3.70%, 08/15/27	105	104,108
4.45%, 07/15/28	65	64,918
DOC DR LLC
2.63%, 11/01/31	70	62,396
3.95%, 01/15/28	15	14,862
EPR Properties
3.75%, 08/15/29	20	19,284
4.95%, 04/15/28	35	35,056
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	60	61,221
Equinix, Inc.
1.55%, 03/15/28	60	57,038
1.80%, 07/15/27	25	24,295
2.00%, 05/15/28	50	47,738
2.15%, 07/15/30	74	66,762
2.50%, 05/15/31	60	53,860
3.00%, 07/15/50	75	47,967
3.20%, 11/18/29	100	95,476
3.40%, 02/15/52	25	16,953
3.90%, 04/15/32	65	61,621
ERP Operating LP
2.50%, 02/15/30	65	60,456
4.15%, 12/01/28	10	9,939
4.50%, 07/01/44	115	100,892
4.65%, 09/15/34	55	53,631
4.95%, 06/15/32	95	95,784
Federal Realty OP LP
3.20%, 06/15/29	45	43,152

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 07/15/27	$65	$64,154
3.50%, 06/01/30	40	38,145
4.50%, 12/01/44	45	38,684
Healthpeak OP LLC
2.13%, 12/01/28	5	4,720
2.88%, 01/15/31	56	51,476
3.00%, 01/15/30	60	56,566
3.50%, 07/15/29	40	38,641
5.25%, 12/15/32	60	60,581
6.75%, 02/01/41	54	58,886
Highwoods Realty LP
4.20%, 04/15/29	10	9,798
7.65%, 02/01/34	45	50,313
Host Hotels & Resorts LP
5.50%, 04/15/35	70	70,069
5.70%, 07/01/34	45	45,903
Series H, 3.38%, 12/15/29	27	25,682
Series I, 3.50%, 09/15/30	77	72,595
Series J, 2.90%, 12/15/31	20	17,859
Hudson Pacific Properties LP
3.25%, 01/15/30(d)	25	21,995
4.65%, 04/01/29(d)	25	23,501
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	45	42,637
2.70%, 01/15/34	60	50,310
4.15%, 04/15/32	95	90,344
4.88%, 02/01/35	30	29,110
5.45%, 08/15/30	35	35,607
5.50%, 08/15/33	40	40,604
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	55	52,977
Iron Mountain, Inc.
4.50%, 02/15/31(b)	58	55,394
4.88%, 09/15/27(b)	57	56,891
4.88%, 09/15/29(b)	65	63,865
5.00%, 07/15/28(b)	35	34,932
5.25%, 03/15/28(b)	60	59,894
5.25%, 07/15/30(b)	67	66,226
5.63%, 07/15/32(b)	40	39,608
6.25%, 01/15/33(b)	55	55,837
7.00%, 02/15/29(b)	60	61,305
Kilroy Realty LP
2.50%, 11/15/32	45	37,296
2.65%, 11/15/33	45	36,191
3.05%, 02/15/30	30	27,618
4.25%, 08/15/29	45	43,615
4.75%, 12/15/28	50	49,543
6.25%, 01/15/36	40	40,145
Kimco Realty OP LLC
1.90%, 03/01/28	30	28,801
2.25%, 12/01/31	40	35,358
2.70%, 10/01/30	30	27,898
3.20%, 04/01/32	50	46,154
3.70%, 10/01/49	5	3,680
4.13%, 12/01/46	35	28,317
4.25%, 04/01/45	30	25,039
4.60%, 02/01/33	50	49,348
4.85%, 03/01/35	50	49,136
6.40%, 03/01/34	25	27,188
Kite Realty Group LP, 5.50%, 03/01/34	50	50,722
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(b)	$25	$24,473
LXP Industrial Trust
2.38%, 10/01/31	10	8,699
2.70%, 09/15/30	30	27,339
Mid-America Apartments LP
2.75%, 03/15/30	20	18,759
3.95%, 03/15/29	100	98,613
4.65%, 01/15/33	100	98,546
4.95%, 03/01/35	5	4,935
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	75	53,829
4.63%, 08/01/29	55	45,053
5.00%, 10/15/27(d)	95	92,762
8.50%, 02/15/32(b)	95	99,005
NNN REIT, Inc.
3.00%, 04/15/52	50	31,158
4.30%, 10/15/28	5	4,978
4.80%, 10/15/48	5	4,343
5.50%, 06/15/34	55	55,970
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	70	61,990
3.38%, 02/01/31	77	71,492
3.63%, 10/01/29	10	9,609
4.75%, 01/15/28	55	55,073
5.20%, 07/01/30	40	40,237
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	45	43,916
5.88%, 10/01/28(b)	50	50,019
7.00%, 02/01/30(b)	40	40,940
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	25	25,454
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	20	17,806
4.75%, 03/15/33	10	9,795
4.95%, 01/15/35	40	39,070
5.75%, 07/15/34	45	46,520
Piedmont Operating Partnership LP, 3.15%, 08/15/30	15	13,699
Prologis LP
1.25%, 10/15/30	40	34,844
1.63%, 03/15/31	85	74,217
1.75%, 07/01/30(d)	74	66,306
1.75%, 02/01/31	10	8,792
2.13%, 10/15/50	47	25,135
2.25%, 04/15/30	25	23,017
2.88%, 11/15/29	89	84,439
3.00%, 04/15/50	57	37,449
3.05%, 03/01/50	35	23,254
3.38%, 12/15/27	135	133,263
3.88%, 09/15/28	55	54,396
4.00%, 09/15/28	61	60,499
4.38%, 02/01/29	5	4,997
4.38%, 09/15/48	25	20,659
4.63%, 01/15/33	65	64,314
4.75%, 06/15/33	50	49,633
5.00%, 03/15/34	85	84,992
5.00%, 01/31/35	75	74,696
5.13%, 01/15/34	70	70,735
5.25%, 05/15/35	5	5,067

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 06/15/53	$65	$61,469
5.25%, 03/15/54	55	51,875
Public Storage Operating Co.
1.85%, 05/01/28	110	105,190
1.95%, 11/09/28	90	84,954
2.30%, 05/01/31	135	121,360
3.39%, 05/01/29	55	53,529
4.38%, 07/01/30	10	9,952
5.10%, 08/01/33	95	96,685
5.35%, 08/01/53	65	62,133
Realty Income Corp.
1.80%, 03/15/33	10	8,265
2.10%, 03/15/28	190	182,614
3.25%, 06/15/29	100	96,379
3.25%, 01/15/31	205	192,881
3.95%, 08/15/27	195	194,239
5.13%, 04/15/35	190	190,116
5.38%, 09/01/54(d)	30	28,916
Regency Centers LP
2.95%, 09/15/29	55	52,393
3.70%, 06/15/30	40	38,721
4.13%, 03/15/28	15	14,936
4.40%, 02/01/47	20	16,797
4.65%, 03/15/49	35	30,002
5.00%, 07/15/32	85	85,838
5.10%, 01/15/35	5	5,004
Rexford Industrial Realty LP
2.13%, 12/01/30	10	8,858
2.15%, 09/01/31	15	13,035
5.00%, 06/15/28	60	60,488
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	40	39,260
5.75%, 03/15/34(b)	25	24,778
6.50%, 04/01/32(b)	70	71,752
6.50%, 06/15/33(b)	40	41,108
7.25%, 07/15/28(b)	32	32,689
Sabra Health Care LP
3.20%, 12/01/31	60	54,455
3.90%, 10/15/29	25	24,227
SBA Communications Corp., 3.13%, 02/01/29	105	100,727
Starwood Property Trust, Inc.
5.75%, 01/15/31(b)	30	29,969
6.00%, 04/15/30(b)	35	35,294
6.13%, 06/01/31(b)	35	35,379
6.50%, 07/01/30(b)	35	35,824
6.50%, 10/15/30(b)	15	15,340
7.25%, 04/01/29(b)	55	57,077
UDR, Inc.
2.10%, 08/01/32	100	84,810
5.13%, 09/01/34	55	54,722
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	40	38,873
Ventas Realty LP
2.50%, 09/01/31	25	22,253
3.00%, 01/15/30	40	37,726
4.00%, 03/01/28	37	36,684
4.38%, 02/01/45	15	12,586
4.40%, 01/15/29	62	61,751
4.75%, 11/15/30	17	17,001
4.88%, 04/15/49	27	23,459
5.00%, 01/15/35	35	34,510
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 02/15/36	$5	$4,906
5.10%, 07/15/32	25	25,183
5.63%, 07/01/34	40	41,218
5.70%, 09/30/43	25	24,809
WEA Finance LLC
3.50%, 06/15/29(b)	65	62,468
4.13%, 09/20/28(b)	35	34,546
4.63%, 09/20/48(b)	45	36,261
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	20	16,847
Welltower OP LLC
2.05%, 01/15/29	75	70,596
2.75%, 01/15/31	75	69,105
2.75%, 01/15/32	30	27,055
2.80%, 06/01/31	45	41,328
3.10%, 01/15/30	25	23,762
3.85%, 06/15/32	90	85,674
4.13%, 03/15/29	60	59,508
4.25%, 04/15/28	35	34,948
4.50%, 07/01/30	110	109,599
4.95%, 09/01/48	40	36,703
5.13%, 07/01/35	125	125,738
6.50%, 03/15/41	30	33,153
WP Carey, Inc.
2.25%, 04/01/33	25	20,930
2.40%, 02/01/31	65	58,399
2.45%, 02/01/32	40	35,028
3.85%, 07/15/29	25	24,445
4.65%, 07/15/30	5	4,977
5.38%, 06/30/34	5	5,048
XHR LP
4.88%, 06/01/29(b)	40	39,349
6.63%, 05/15/30(b)	25	25,581
		13,907,585
Retail — 1.2%
Advance Auto Parts, Inc.
1.75%, 10/01/27	22	21,061
3.50%, 03/15/32	30	26,324
3.90%, 04/15/30	32	29,908
5.95%, 03/09/28	25	25,287
7.00%, 08/01/30(b)	50	51,388
7.38%, 08/01/33(b)(d)	50	51,990
Asbury Automotive Group, Inc.
4.50%, 03/01/28	25	24,823
4.63%, 11/15/29(b)	54	52,467
4.75%, 03/01/30	35	34,063
5.00%, 02/15/32(b)	40	38,171
AutoNation, Inc.
2.40%, 08/01/31	85	74,787
3.80%, 11/15/27	45	44,518
3.85%, 03/01/32	10	9,345
4.75%, 06/01/30	10	9,949
5.89%, 03/15/35	10	10,212
AutoZone, Inc.
3.75%, 06/01/27	40	39,788
3.75%, 04/18/29	15	14,693
4.00%, 04/15/30	30	29,285
4.75%, 08/01/32	90	89,191
4.75%, 02/01/33	15	14,775
5.10%, 07/15/29	60	60,943
5.20%, 08/01/33	35	35,312

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.40%, 07/15/34	$45	$45,713
6.25%, 11/01/28	65	67,491
6.55%, 11/01/33	65	70,562
Bath & Body Works, Inc.
5.25%, 02/01/28	25	25,075
6.63%, 10/01/30(b)	65	66,110
7.50%, 06/15/29	25	25,390
6.75%, 07/01/36	35	34,489
6.88%, 11/01/35	60	60,089
6.95%, 03/01/33	20	19,715
Best Buy Co., Inc.
1.95%, 10/01/30	65	57,908
4.45%, 10/01/28	55	55,004
BlueLinx Holdings, Inc., 6.00%, 11/15/29(b)	20	19,593
Brinker International, Inc., 8.25%, 07/15/30(b)	25	26,102
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(b)	50	48,074
3.88%, 01/15/28(b)	90	88,434
4.00%, 10/15/30(b)	155	146,998
4.38%, 01/15/28(b)	50	49,523
5.63%, 09/15/29(b)	30	30,259
6.13%, 06/15/29(b)	105	106,946
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(b)(f)	107	110,491
9.00%, 06/01/31, (9.00% Cash)(b)(f)	138	152,631
Darden Restaurants, Inc.
4.55%, 02/15/48	15	12,276
6.30%, 10/10/33	70	74,842
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	60	54,810
4.00%, 10/01/29(b)	20	19,517
4.10%, 01/15/52	35	25,231
Dollar General Corp.
3.50%, 04/03/30	60	57,172
4.13%, 05/01/28	40	39,663
4.13%, 04/03/50	55	42,257
5.00%, 11/01/32	70	69,684
5.20%, 07/05/28	40	40,483
5.45%, 07/05/33	100	101,741
Gap, Inc. (The), 3.88%, 10/01/31(b)	45	41,175
Genuine Parts Co.
1.88%, 11/01/30	55	47,802
4.95%, 08/15/29	10	9,965
6.50%, 11/01/28	65	67,268
6.88%, 11/01/33	55	59,524
Group 1 Automotive, Inc.
4.00%, 08/15/28(b)	56	54,469
6.38%, 01/15/30(b)	35	35,582
Home Depot, Inc.(The)
0.90%, 03/15/28	95	89,819
1.38%, 03/15/31	155	134,259
1.50%, 09/15/28	90	84,878
1.88%, 09/15/31	145	127,089
2.38%, 03/15/51	70	39,473
2.70%, 04/15/30	199	187,118
2.75%, 09/15/51	65	39,477
2.80%, 09/14/27	70	68,873
2.95%, 06/15/29	150	144,250
3.13%, 12/15/49	70	46,728
3.25%, 04/15/32	55	51,285
Security	Par (000)	Value
Retail (continued)
3.30%, 04/15/40	$105	$84,325
3.35%, 04/15/50	120	83,505
3.50%, 09/15/56	55	37,730
3.63%, 04/15/52	100	71,881
3.90%, 12/06/28	85	84,489
3.90%, 06/15/47	85	66,287
4.20%, 04/01/43	70	59,536
4.25%, 04/01/46	135	112,452
4.40%, 03/15/45	70	59,726
4.50%, 09/15/32	55	54,766
4.50%, 12/06/48	115	97,573
4.75%, 06/25/29	100	101,228
4.88%, 06/25/27	130	131,163
4.88%, 02/15/44	65	59,471
4.90%, 04/15/29	15	15,234
4.95%, 06/25/34	135	135,663
4.95%, 09/15/52	35	31,417
5.30%, 06/25/54	100	94,202
5.40%, 09/15/40	70	70,644
5.40%, 06/25/64	45	42,450
5.88%, 12/16/36	169	179,672
5.95%, 04/01/41	70	74,164
Lithia Motors, Inc.
3.88%, 06/01/29(b)	55	52,741
4.38%, 01/15/31(b)	40	37,890
4.63%, 12/15/27(b)	27	26,881
5.50%, 10/01/30(b)	15	14,860
Lowe's Companies, Inc.
1.30%, 04/15/28	120	113,456
1.70%, 09/15/28	65	61,195
1.70%, 10/15/30	100	88,456
2.63%, 04/01/31	95	86,639
2.80%, 09/15/41	60	42,774
3.00%, 10/15/50	110	69,124
3.50%, 04/01/51	45	31,067
3.65%, 04/05/29	110	107,578
3.70%, 04/15/46	105	78,625
3.75%, 04/01/32	125	118,458
3.95%, 10/15/27	95	94,612
4.05%, 05/03/47	105	81,878
4.25%, 04/01/52	80	62,497
4.38%, 09/15/45(d)	25	20,719
4.45%, 04/01/62	90	69,719
4.50%, 04/15/30	100	99,936
4.55%, 04/05/49	25	20,676
4.65%, 04/15/42	50	44,668
4.85%, 10/15/35	120	117,000
5.00%, 04/15/33	20	20,130
5.00%, 04/15/40	35	33,277
5.13%, 04/15/50	35	31,320
5.15%, 07/01/33	125	126,415
5.50%, 10/15/35	60	61,695
5.63%, 04/15/53	85	81,566
5.75%, 07/01/53	40	39,028
5.80%, 09/15/62	60	58,304
5.85%, 04/01/63	20	19,490
6.50%, 03/15/29	10	10,526
Macy's Retail Holdings LLC
4.30%, 02/15/43	15	10,179
4.50%, 12/15/34	20	17,621
5.13%, 01/15/42	15	11,638

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.38%, 03/15/37	$10	$9,181
6.70%, 07/15/34(b)	25	23,875
7.38%, 08/01/33(b)(d)	30	31,304
O'Reilly Automotive, Inc.
3.90%, 06/01/29	105	103,189
4.70%, 06/15/32	95	94,314
5.00%, 08/19/34	10	9,906
Papa John's International, Inc., 3.88%, 09/15/29(b)	30	28,822
Petco Health & Wellness Co, Inc., 8.25%, 02/01/31(b)	35	35,035
QXO Building Products, Inc., 6.75%, 04/30/32(b)	150	152,890
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/32	40	41,108
Sonic Automotive, Inc.
4.63%, 11/15/29(b)	50	48,919
4.88%, 11/15/31(b)	35	33,500
TJX Companies, Inc.(The)
1.15%, 05/15/28	70	66,075
4.50%, 04/15/50	40	34,174
Tractor Supply Co.
1.75%, 11/01/30	15	13,228
5.25%, 05/15/33	60	60,305
Victoria's Secret & Co., 4.63%, 07/15/29(b)	40	38,639
		8,596,267
Semiconductors — 1.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	30	29,088
4.32%, 03/24/28	10	10,027
4.39%, 06/01/52(d)	25	20,914
Amkor Technology, Inc., 5.88%, 10/01/33(b)	25	25,117
Analog Devices, Inc.
1.70%, 10/01/28	75	70,658
2.10%, 10/01/31	60	52,991
2.80%, 10/01/41	70	50,946
2.95%, 10/01/51	73	47,227
4.25%, 06/15/28	60	59,958
4.50%, 06/15/30	10	9,991
5.05%, 04/01/34	45	45,786
Applied Materials, Inc.
1.75%, 06/01/30	85	76,543
2.75%, 06/01/50	75	47,744
4.35%, 04/01/47	72	61,393
5.10%, 10/01/35	55	55,749
5.85%, 06/15/41	59	62,098
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	75	74,201
Broadcom, Inc.
1.95%, 02/15/28	80	76,999
2.45%, 02/15/31	220	199,816
2.60%, 02/15/33	110	95,935
3.14%, 11/15/35(b)	250	212,778
3.19%, 11/15/36(b)	200	167,384
3.42%, 04/15/33	183	167,221
3.47%, 04/15/34	245	220,636
3.50%, 02/15/41	240	192,075
3.75%, 02/15/51	135	101,115
4.00%, 04/15/29(b)	80	79,073
4.15%, 11/15/30	110	108,096
4.15%, 04/15/32(b)	105	101,455
4.20%, 10/15/30	100	98,466
4.30%, 11/15/32	155	150,539
4.35%, 02/15/30	10	9,940
Security	Par (000)	Value
Semiconductors (continued)
4.55%, 02/15/32	$35	$34,636
4.60%, 07/15/30	100	99,980
4.75%, 04/15/29	80	80,684
4.80%, 04/15/28	100	100,924
4.80%, 10/15/34	140	137,710
4.80%, 02/15/36	20	19,458
4.90%, 07/15/32	115	115,593
4.90%, 02/15/38	25	24,140
4.93%, 05/15/37(b)	190	184,516
5.00%, 04/15/30	40	40,569
5.05%, 07/12/27	37	37,361
5.05%, 07/12/29	180	183,172
5.05%, 04/15/30	20	20,329
5.15%, 11/15/31	105	107,171
5.20%, 04/15/32	105	107,204
5.20%, 07/15/35	140	140,701
5.70%, 01/15/56	90	89,733
Entegris, Inc.
3.63%, 05/01/29(b)(d)	30	28,663
4.38%, 04/15/28(b)	25	24,632
4.75%, 04/15/29(b)	110	109,268
5.95%, 06/15/30(b)	60	60,591
Intel Corp.
2.00%, 08/12/31	60	52,364
2.45%, 11/15/29	135	125,747
3.05%, 08/12/51	30	18,811
3.10%, 02/15/60	55	31,674
3.20%, 08/12/61	40	23,423
3.25%, 11/15/49	230	150,715
3.73%, 12/08/47	170	123,222
3.90%, 03/25/30	155	150,711
4.00%, 08/05/29	90	88,468
4.10%, 05/11/47	100	77,078
4.15%, 08/05/32	150	144,150
4.60%, 03/25/40	50	45,101
4.75%, 03/25/50	65	53,966
4.88%, 02/10/28	125	125,817
4.90%, 07/29/45	30	26,193
4.90%, 08/05/52	45	38,041
4.95%, 03/25/60	65	54,200
5.05%, 08/05/62	35	29,339
5.13%, 02/10/30	140	142,115
5.15%, 02/21/34	75	75,304
5.20%, 02/10/33	180	182,367
5.60%, 02/21/54	130	122,330
5.63%, 02/10/43	180	174,943
5.70%, 02/10/53	205	194,371
5.90%, 02/10/63	85	81,816
KLA Corp.
3.30%, 03/01/50	100	69,043
4.10%, 03/15/29	65	64,561
4.65%, 07/15/32	80	80,183
4.70%, 02/01/34	95	94,202
4.95%, 07/15/52	100	90,587
5.25%, 07/15/62	55	50,756
Lam Research Corp.
1.90%, 06/15/30	80	72,501
2.88%, 06/15/50	35	22,396
3.13%, 06/15/60	44	27,150
4.00%, 03/15/29	103	102,100
4.88%, 03/15/49	65	59,056

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Marvell Technology, Inc.
2.45%, 04/15/28	$37	$35,676
2.95%, 04/15/31	75	69,093
4.75%, 07/15/30	50	50,157
4.88%, 06/22/28	105	105,818
5.75%, 02/15/29	30	30,860
5.95%, 09/15/33	20	21,105
Microchip Technology, Inc.
4.90%, 03/15/28	125	125,673
5.05%, 03/15/29	55	55,510
5.05%, 02/15/30	45	45,412
Micron Technology, Inc.
2.70%, 04/15/32	80	71,789
3.37%, 11/01/41	80	62,463
NVIDIA Corp.
1.55%, 06/15/28	80	76,115
2.00%, 06/15/31	85	76,128
2.85%, 04/01/30	96	91,075
3.50%, 04/01/40	99	82,848
3.50%, 04/01/50	140	104,334
3.70%, 04/01/60	42	30,881
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	60	61,327
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	80	71,885
2.65%, 02/15/32	85	75,510
3.13%, 02/15/42	45	32,663
3.25%, 05/11/41	80	60,744
3.25%, 11/30/51	20	13,237
3.40%, 05/01/30	39	37,222
4.30%, 08/19/28	15	14,941
4.30%, 06/18/29	100	99,127
4.40%, 06/01/27	5	5,006
5.00%, 01/15/33	45	44,973
5.25%, 08/19/35	90	90,199
ON Semiconductor Corp., 3.88%, 09/01/28(b)	40	39,019
Qorvo, Inc.
3.38%, 04/01/31(b)	30	27,381
4.38%, 10/15/29	74	72,528
QUALCOMM, Inc.
1.30%, 05/20/28	60	56,754
1.65%, 05/20/32	85	72,195
2.15%, 05/20/30	40	36,636
3.25%, 05/20/50	55	37,510
4.25%, 05/20/32	5	4,919
4.30%, 05/20/47	125	103,631
4.50%, 05/20/30	5	5,020
4.50%, 05/20/52	85	70,998
4.65%, 05/20/35	65	64,169
4.75%, 05/20/32	95	95,555
4.80%, 05/20/45	45	40,552
5.40%, 05/20/33	75	78,214
6.00%, 05/20/53	85	88,024
SK Hynix, Inc., 2.38%, 01/19/31(c)	200	181,943
Skyworks Solutions, Inc., 3.00%, 06/01/31	52	47,113
Texas Instruments, Inc.
1.75%, 05/04/30	80	72,328
1.90%, 09/15/31	30	26,391
2.25%, 09/04/29	35	32,785
2.70%, 09/15/51	40	24,481
2.90%, 11/03/27	57	56,091
3.65%, 08/16/32	30	28,577
Security	Par (000)	Value
Semiconductors (continued)
3.88%, 03/15/39	$60	$52,908
4.10%, 08/16/52	15	11,939
4.15%, 05/15/48	89	73,738
4.50%, 05/23/30	60	60,250
4.60%, 02/15/28	50	50,339
4.85%, 02/08/34	75	75,680
5.00%, 03/14/53	35	32,074
5.05%, 05/18/63	75	67,309
5.15%, 02/08/54	55	51,825
TSMC Arizona Corp.
2.50%, 10/25/31	200	181,504
3.13%, 10/25/41	200	162,980
TSMC Global Ltd.
1.00%, 09/28/27(c)	200	191,605
1.38%, 09/28/30(c)	200	176,383
Xilinx, Inc., 2.38%, 06/01/30	96	88,744
		11,975,658
Software — 1.6%
Adobe, Inc.
2.30%, 02/01/30	61	56,510
4.75%, 01/17/28	50	50,389
4.80%, 04/04/29(d)	50	50,622
4.95%, 04/04/34	60	59,934
5.30%, 01/17/35	60	61,032
Atlassian Corp., 5.25%, 05/15/29	50	50,576
Autodesk, Inc.
2.40%, 12/15/31	85	74,927
2.85%, 01/15/30	75	70,472
3.50%, 06/15/27	52	51,541
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	85	75,982
2.90%, 12/01/29	70	65,638
Cadence Design Systems, Inc., 4.70%, 09/10/34	85	83,749
Concentrix Corp.
6.60%, 08/02/28(d)	60	59,773
6.85%, 08/02/33(d)	45	41,095
Constellation Software, Inc./Canada, 5.46%, 02/16/34(b)	40	39,416
Elastic NV, 4.13%, 07/15/29(b)	40	38,299
Fair Isaac Corp.
4.00%, 06/15/28(b)	70	68,486
6.00%, 05/15/33(b)	100	99,000
6.25%, 09/15/34(b)	50	49,369
Fidelity National Information Services, Inc.
1.65%, 03/01/28	65	61,780
2.25%, 03/01/31	40	35,527
3.10%, 03/01/41	61	44,409
4.45%, 03/10/28	95	94,740
4.50%, 08/15/46	40	32,438
5.10%, 07/15/32	60	60,213
Fiserv, Inc.
2.25%, 06/01/27	115	112,659
2.65%, 06/01/30	104	95,258
3.50%, 07/01/29	240	230,763
4.20%, 10/01/28	65	64,315
4.40%, 07/01/49	137	105,069
4.55%, 02/15/31	15	14,698
5.15%, 08/12/34	80	77,864
5.25%, 08/11/35	80	78,296
5.35%, 03/15/31	15	15,177
5.45%, 03/02/28	110	111,396

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.45%, 03/15/34	$70	$69,662
5.63%, 08/21/33	110	111,414
Intuit, Inc.
1.35%, 07/15/27	42	40,700
1.65%, 07/15/30	47	41,769
5.13%, 09/15/28	70	71,061
5.20%, 09/15/33	70	70,783
5.50%, 09/15/53(d)	90	81,243
Open Text Corp.
3.88%, 02/15/28(b)	55	53,408
3.88%, 12/01/29(b)	50	45,890
6.90%, 12/01/27(b)	60	61,473
Open Text Holdings, Inc.
4.13%, 02/15/30(b)	60	55,124
4.13%, 12/01/31(b)	47	41,001
Oracle Corp.
2.30%, 03/25/28	285	272,917
2.88%, 03/25/31	495	443,306
2.95%, 04/01/30	535	493,217
3.25%, 11/15/27	200	196,185
3.60%, 04/01/40	405	299,686
3.60%, 04/01/50	400	248,909
3.80%, 11/15/37	50	40,559
3.85%, 04/01/60	110	66,350
3.95%, 03/25/51	700	459,208
4.13%, 05/15/45	410	291,193
4.38%, 05/15/55	800	548,069
4.45%, 09/26/30	200	193,838
4.50%, 07/08/44	200	152,241
4.70%, 09/27/34	5	4,642
4.80%, 09/26/32	790	759,179
5.20%, 09/26/35	750	713,165
5.38%, 07/15/40	10	9,006
5.50%, 08/03/35	80	77,586
5.55%, 02/06/53	100	82,660
5.70%, 02/04/36	300	294,769
5.88%, 09/26/45	20	17,858
5.95%, 09/26/55	70	61,208
6.10%, 09/26/65	405	348,514
6.55%, 02/04/46	25	24,073
6.85%, 02/04/66	100	96,030
Paychex, Inc.
5.10%, 04/15/30	100	101,132
5.35%, 04/15/32	30	30,382
5.60%, 04/15/35(d)	90	90,807
PTC, Inc., 4.00%, 02/15/28(b)	30	29,447
RingCentral, Inc., 8.50%, 08/15/30(b)	30	31,447
Roper Technologies, Inc.
1.40%, 09/15/27	55	52,943
1.75%, 02/15/31	71	61,583
2.00%, 06/30/30	70	62,691
2.95%, 09/15/29	55	52,105
4.20%, 09/15/28	55	54,557
4.25%, 09/15/28	10	9,936
4.90%, 10/15/34	75	72,404
ServiceNow, Inc.
1.40%, 09/01/30	140	122,943
5.40%, 05/15/36	100	100,766
Synopsys, Inc.
4.65%, 04/01/28	100	100,404
4.85%, 04/01/30	140	140,750
Security	Par (000)	Value
Software (continued)
5.00%, 04/01/32	$35	$35,221
5.15%, 04/01/35	145	144,722
5.70%, 04/01/55	120	117,019
Twilio, Inc.
3.63%, 03/15/29	35	33,720
3.88%, 03/15/31	35	32,926
VMware LLC, 2.20%, 08/15/31	140	123,756
Workday, Inc.
3.70%, 04/01/29	35	34,121
3.80%, 04/01/32	115	107,404
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	40	31,354
		11,093,848
Telecommunications — 2.5%
America Movil SAB de CV
2.88%, 05/07/30	10	9,318
4.38%, 07/16/42	30	26,010
4.38%, 04/22/49	75	61,894
5.00%, 01/20/33	200	199,329
6.13%, 03/30/40	195	203,995
6.38%, 03/01/35	90	97,394
AT&T, Inc.
1.65%, 02/01/28	690	660,349
2.30%, 06/01/27	140	137,418
2.75%, 06/01/31	225	205,287
3.50%, 06/01/41	795	617,232
3.50%, 09/15/53	1,455	962,080
3.55%, 09/15/55	100	65,247
3.65%, 09/15/59	930	606,783
4.30%, 02/15/30	515	510,156
4.30%, 12/15/42	25	20,824
4.50%, 05/15/35	510	484,035
4.75%, 05/15/46	615	522,717
4.90%, 11/01/35	30	29,248
5.13%, 04/30/36	15	14,792
5.25%, 10/30/36	120	118,753
5.25%, 03/01/37	25	24,797
5.38%, 08/15/35	70	70,866
5.40%, 02/15/34	10	10,215
5.55%, 11/01/45	15	14,227
5.70%, 11/01/54	15	14,160
6.00%, 08/15/40	5	5,115
6.30%, 10/30/66	200	200,769
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	45	31,346
4.30%, 07/29/49	40	31,701
4.46%, 04/01/48	45	37,566
5.10%, 05/11/33	80	80,386
5.20%, 02/15/34	10	10,034
5.55%, 02/15/54(d)	40	37,955
6.88%, 09/15/55, (5-year CMT + 2.39%)(a)	60	61,582
7.00%, 09/15/55, (5-year CMT + 2.36%)(a)	80	82,619
Series US-4, 3.65%, 03/17/51	45	31,663
Series US-5, 2.15%, 02/15/32	5	4,345
C&W Senior Finance Ltd., 9.00%, 01/15/33(c)	200	204,032
Ciena Corp., 4.00%, 01/31/30(b)	30	28,756
Cisco Systems, Inc.
4.85%, 02/26/29	200	202,918
4.95%, 02/26/31	200	204,179
4.95%, 02/24/32	110	111,855
5.05%, 02/26/34	210	212,820

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.30%, 02/26/54	$300	$285,197
5.90%, 02/15/39	20	21,281
Corning, Inc.
3.90%, 11/15/49	27	20,541
4.38%, 11/15/57	57	45,707
4.70%, 03/15/37	34	32,683
5.35%, 11/15/48	41	38,904
5.45%, 11/15/79	70	64,509
5.75%, 08/15/40	31	31,671
5.85%, 11/15/68	20	19,569
Frontier Florida LLC, Series E, 6.86%, 02/01/28(d)	50	51,712
HUT 8 DC LLC, 6.19%, 11/15/42(b)	170	171,807
Juniper Networks, Inc., 2.00%, 12/10/30	50	44,007
Level 3 Financing, Inc.
6.88%, 06/30/33(b)	115	118,494
7.00%, 03/31/34(b)	150	155,411
7.50%, 02/15/37(b)	39	40,659
8.50%, 01/15/36(b)	115	124,288
Lumen Technologies, Inc.
4.50%, 01/15/29(b)	20	19,368
5.38%, 06/15/29(b)	15	14,673
Series P, 7.60%, 09/15/39	25	23,995
Series U, 7.65%, 03/15/42	20	19,044
Motorola Solutions, Inc.
4.60%, 02/23/28	100	100,414
4.60%, 05/23/29	85	85,127
4.85%, 08/15/30	15	15,078
5.00%, 04/15/29	5	5,062
5.40%, 04/15/34	65	65,990
5.50%, 09/01/44	35	33,843
5.55%, 08/15/35	75	76,564
5.60%, 06/01/32	75	77,497
Nokia OYJ
4.38%, 06/12/27	40	39,852
6.63%, 05/15/39	35	37,167
NTT Finance Corp.
4.57%, 07/16/27(b)	210	210,328
4.62%, 07/16/28(b)	280	280,114
4.88%, 07/16/30(b)	210	210,750
5.17%, 07/16/32(b)	235	236,324
5.50%, 07/16/35(b)	260	263,465
Orange SA
4.25%, 01/13/31(b)	10	9,806
5.00%, 01/13/36(b)	200	196,437
5.38%, 01/13/42	25	24,258
5.50%, 02/06/44	80	78,287
5.75%, 01/13/56(b)	5	5,021
9.00%, 03/01/31	5	5,873
Rogers Communications, Inc.
3.70%, 11/15/49	40	28,910
3.80%, 03/15/32	130	121,280
4.30%, 02/15/48	10	7,867
4.35%, 05/01/49	35	27,678
4.50%, 03/15/42	40	34,123
4.50%, 03/15/43(d)	35	29,188
4.55%, 03/15/52	100	79,465
5.00%, 02/15/29	35	35,274
5.00%, 03/15/44	45	39,966
5.30%, 02/15/34	70	69,603
5.45%, 10/01/43	20	18,704
6.88%, 07/31/56, (5-year CMT + 2.84%)(a)	45	45,717
Security	Par (000)	Value
Telecommunications (continued)
7.00%, 04/15/55, (5-year CMT + 2.65%)(a)	$75	$76,699
7.13%, 04/15/55, (5-year CMT + 2.62%)(a)	60	62,149
7.50%, 08/15/38	40	45,597
Telecom Italia Capital SA
6.00%, 09/30/34	20	20,362
6.38%, 11/15/33	40	41,722
7.20%, 07/18/36	35	38,078
7.72%, 06/04/38	35	39,695
TELUS Corp.
3.40%, 05/13/32	45	41,174
3.70%, 09/15/27	75	74,247
6.63%, 10/15/55, (5-year CMT + 2.77%)(a)	50	50,665
7.00%, 10/15/55, (5-year CMT + 2.71%)(a)	50	51,492
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(a)	25	24,985
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(a)	50	49,755
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(c)	200	205,644
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50%, 02/15/29(b)	65	64,214
8.63%, 06/15/32(b)(d)	100	104,906
Uniti Services LLC, 7.50%, 10/15/33(b)	80	84,229
Verizon Communications, Inc.
1.50%, 09/18/30	82	72,381
1.68%, 10/30/30	50	44,242
1.75%, 01/20/31	150	132,385
2.10%, 03/22/28	129	124,077
2.36%, 03/15/32	301	264,273
2.55%, 03/21/31	214	195,242
2.65%, 11/20/40	129	91,751
2.85%, 09/03/41	70	50,020
2.88%, 11/20/50	195	120,553
2.99%, 10/30/56	200	118,638
3.00%, 11/20/60	127	73,920
3.15%, 03/22/30	89	84,789
3.40%, 03/22/41	252	196,141
3.55%, 03/22/51	299	210,298
3.70%, 03/22/61	220	148,755
3.85%, 11/01/42	70	56,447
3.88%, 02/08/29	89	88,018
3.88%, 03/01/52	70	51,847
4.00%, 03/22/50	89	68,226
4.02%, 12/03/29	133	131,093
4.13%, 08/15/46	60	48,236
4.27%, 01/15/36	65	60,270
4.33%, 09/21/28	135	135,014
4.40%, 11/01/34	142	135,265
4.50%, 08/10/33	171	166,253
4.52%, 09/15/48	105	87,255
4.67%, 03/15/55	55	45,323
4.75%, 01/15/33	150	148,546
4.75%, 11/01/41	47	42,439
4.78%, 02/15/35	185	179,849
4.81%, 03/15/39	89	83,421
4.86%, 08/21/46	145	127,784
5.00%, 01/15/36	100	98,146
5.01%, 04/15/49	55	48,522
5.01%, 08/21/54	60	52,361
5.05%, 05/09/33	45	45,541
5.25%, 04/02/35	190	191,150
5.25%, 03/16/37	95	94,379

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.40%, 07/02/37	$145	$145,503
5.50%, 03/16/47	42	40,259
5.50%, 02/23/54(d)	70	66,798
5.85%, 09/15/35	32	33,597
5.88%, 11/30/55	170	167,152
6.00%, 11/30/65	125	123,172
6.40%, 09/15/33	32	34,693
6.55%, 09/15/43	57	61,680
7.75%, 12/01/30	40	44,879
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	30	28,470
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	130	137,210
Xiaomi Best Time International Ltd., 2.88%, 07/14/31(c)	200	183,739
		17,460,934
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	25	24,708
3.90%, 11/19/29	100	97,499
6.05%, 05/14/34	30	31,354
6.35%, 03/15/40	45	47,028
		200,589
Transportation — 0.2%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	30	29,785
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(c)	200	170,086
GXO Logistics, Inc.
2.65%, 07/15/31	65	57,628
6.25%, 05/06/29	55	56,869
6.50%, 05/06/34	40	41,845
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	60	60,452
MTR Corp. Ltd., 1.63%, 08/19/30(c)	200	180,385
RXO, Inc., 6.38%, 05/15/31(b)	20	20,155
Ryder System, Inc.
4.30%, 06/15/27	40	39,959
4.85%, 06/15/30	5	5,036
4.95%, 09/01/29	15	15,165
5.00%, 03/15/30	45	45,566
5.25%, 06/01/28	20	20,291
5.38%, 03/15/29	30	30,656
5.50%, 06/01/29	35	35,868
5.65%, 03/01/28	20	20,414
6.30%, 12/01/28	20	20,813
6.60%, 12/01/33	55	60,196
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(c)	200	187,114
XPO CNW, Inc., 6.70%, 05/01/34	20	21,063
XPO, Inc.
6.25%, 06/01/28(b)	100	101,291
7.13%, 06/01/31(b)	30	30,937
7.13%, 02/01/32(b)	45	46,649
		1,298,223
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	75	70,296
2.95%, 09/01/27	5	4,924
3.25%, 06/01/51	25	16,759
3.45%, 06/01/29	92	89,388
3.45%, 05/01/50	34	23,849
3.75%, 09/01/28	50	49,321
3.75%, 09/01/47	46	34,934
Security	Par (000)	Value
Water (continued)
4.00%, 12/01/46	$20	$15,713
4.15%, 06/01/49	37	29,226
4.20%, 09/01/48	25	20,067
4.30%, 12/01/42	32	27,775
4.30%, 09/01/45	25	20,803
4.45%, 06/01/32	65	63,851
5.15%, 03/01/34	20	20,335
5.25%, 03/01/35	130	132,062
5.45%, 03/01/54	50	47,636
5.70%, 09/01/55	10	9,868
6.59%, 10/15/37	55	61,671
		738,478
Total Corporate Bonds & Notes — 30.6% (Cost: $222,154,636)		215,415,430
Foreign Government Obligations(g)
Argentina — 0.3%
Argentina Bonar Bonds
0.75%, 07/09/30(h)	256	218,896
1.00%, 07/09/29	42	36,942
3.50%, 07/09/41(h)	50	34,777
4.75%, 07/09/35(h)	250	185,454
5.00%, 01/09/38(h)	190	144,377
Argentine Republic Government International Bonds
0.75%, 07/09/30(d)(h)	302	263,537
1.00%, 07/09/29	70	63,136
3.50%, 07/09/41(h)	280	200,551
4.38%, 07/09/46(d)(h)	61	44,439
4.75%, 07/09/35(h)	470	362,329
5.00%, 01/09/38(h)	290	233,127
Bonos Para La Reconstruccion De Una Argentina Libre, 3.00%, 10/31/28	200	173,548
		1,961,113
Belgium — 0.0%
Kingdom of Belgium Government International Bonds, 4.88%, 06/10/55(c)	200	177,267
Brazil — 0.2%
Brazilian Government International Bonds
5.00%, 01/27/45	200	160,033
5.63%, 01/07/41	300	276,990
6.63%, 03/15/35	200	206,422
7.13%, 01/20/37(d)	125	135,736
8.25%, 01/20/34	260	297,328
		1,076,509
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(c)	70	68,408
Canada — 0.8%
Canada Government International Bonds
3.75%, 04/26/28	165	164,256
4.00%, 03/18/30	70	69,749
4.63%, 04/30/29	155	157,385
CDP Financial, Inc.
4.25%, 07/25/28(b)	240	240,542
4.63%, 01/24/30(b)	20	20,257
4.88%, 06/05/29(b)	10	10,192

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
CPPIB Capital, Inc.
2.00%, 11/01/29(b)	$10	$9,319
3.75%, 10/08/27(b)	10	9,961
4.25%, 07/20/28(b)	270	270,754
Export Development Canada
3.75%, 09/07/27	140	139,528
3.88%, 02/14/28	130	129,642
4.00%, 06/20/30	155	154,152
4.13%, 02/13/29	165	165,209
4.75%, 06/05/34	60	61,461
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	250	220,514
2.00%, 04/16/31(b)	250	224,947
4.25%, 04/25/28(b)	15	15,031
4.63%, 04/10/29(b)	15	15,177
Province of Alberta Canada
1.30%, 07/22/30	140	124,590
3.30%, 03/15/28	35	34,524
4.30%, 11/02/35	70	68,153
4.50%, 06/26/29	120	121,170
4.50%, 01/24/34	50	49,940
Province of British Columbia Canada
1.30%, 01/29/31	90	78,767
3.90%, 08/27/30	190	187,468
4.05%, 04/23/31	200	197,827
4.20%, 07/06/33	110	107,835
4.70%, 01/24/28	20	20,191
4.75%, 06/12/34	115	116,091
4.80%, 11/15/28	165	167,486
4.80%, 06/11/35	120	121,250
4.90%, 04/24/29	125	127,474
7.25%, 09/01/36	20	23,783
Province of Manitoba Canada
4.30%, 07/27/33	5	4,915
4.90%, 05/31/34	65	66,089
Province of New Brunswick Canada, 3.63%, 02/24/28	15	14,871
Province of Ontario Canada
1.13%, 10/07/30	125	109,671
1.60%, 02/25/31	75	66,521
1.80%, 10/14/31	125	109,932
2.00%, 10/02/29	95	88,587
2.13%, 01/21/32	75	66,608
3.70%, 09/17/29	20	19,705
3.80%, 01/29/29	150	148,727
3.90%, 09/04/30	5	4,936
4.20%, 01/18/29	160	160,229
4.45%, 11/20/35(d)	110	108,310
4.70%, 01/15/30	5	5,082
4.85%, 06/11/35	110	111,849
5.05%, 04/24/34	100	103,285
Province of Quebec Canada
1.35%, 05/28/30	80	71,586
1.90%, 04/21/31(d)	60	53,723
3.63%, 04/13/28	170	168,584
3.88%, 01/14/31(d)	200	196,703
4.25%, 09/05/34	30	29,277
4.50%, 04/03/29	105	105,971
4.50%, 09/08/33	110	109,742
4.63%, 08/28/35	5	4,980
Series PD, 7.50%, 09/15/29	55	60,472
Security	Par (000)	Value
Canada (continued)
Province of Saskatchewan Canada
3.25%, 06/08/27	$5	$4,962
4.65%, 01/28/30	45	45,565
PSP Capital, Inc.
1.63%, 10/26/28(b)	40	37,693
3.75%, 10/02/29(b)	10	9,862
		5,713,062
Chile — 0.1%
Chile Government International Bonds
2.55%, 01/27/32	200	177,997
3.24%, 02/06/28	200	196,443
3.50%, 01/25/50	200	144,587
3.86%, 06/21/47	200	157,189
4.00%, 01/31/52	200	156,610
4.95%, 01/05/36	200	198,116
		1,030,942
Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.55%, 04/03/34(c)	200	212,304
Finland — 0.0%
Kuntarahoitus OYJ
3.63%, 10/09/29(b)	45	44,276
4.13%, 12/15/27(b)	5	5,004
		49,280
France — 0.2%
Agence Francaise de Developpement EPIC, 4.50%, 03/05/29(c)	400	401,147
Caisse d'Amortissement de la Dette Sociale
1.00%, 10/21/30(b)	210	182,108
1.38%, 01/20/31(b)	330	288,615
3.75%, 05/24/28(b)	305	302,328
4.50%, 05/22/29(b)	210	211,364
		1,385,562
Germany — 0.0%
State of North Rhine-Westphalia Germany, 4.00%, 04/25/28(c)	200	199,561
Hong Kong — 0.1%
Airport Authority
2.63%, 02/04/51(b)	200	133,194
4.75%, 01/12/28(b)	200	201,621
5.13%, 01/15/35(b)	200	208,853
Hong Kong Government International Bonds
1.38%, 02/02/31(b)	200	176,983
4.00%, 06/07/33(b)	200	195,261
		915,912
Hungary — 0.1%
Hungary Government International Bonds
2.13%, 09/22/31(c)	200	173,194
5.50%, 06/16/34(c)	200	202,400
5.50%, 03/26/36(c)	200	200,432
6.25%, 09/22/32(c)	200	212,124
7.63%, 03/29/41	140	164,784
		952,934
India — 0.0%
Export-Import Bank of India, 5.00%, 01/12/36(c)	200	197,661

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 0.4%
Indonesia Government International Bonds
2.85%, 02/14/30	$200	$187,118
3.05%, 03/12/51	200	128,073
3.20%, 09/23/61	200	122,982
3.40%, 09/18/29	200	194,372
4.35%, 01/11/48	200	165,051
4.55%, 01/11/28	200	200,802
4.65%, 09/20/32	200	196,885
4.85%, 01/11/33	200	197,894
5.10%, 02/10/54(d)	400	370,795
6.75%, 01/15/44(c)	200	222,604
7.75%, 01/17/38(c)	100	119,082
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(c)	200	179,889
3.55%, 06/09/51(c)	200	138,242
4.40%, 06/06/27(c)	200	200,585
4.70%, 06/06/32(c)	200	198,109
5.10%, 07/02/29(c)	200	203,866
		3,026,349
Israel — 0.2%
Israel Government International Bonds
5.00%, 01/13/36	200	194,726
5.38%, 03/12/29	200	202,725
5.38%, 02/19/30	200	203,512
5.50%, 03/12/34	200	203,469
5.63%, 02/19/35	200	204,785
5.75%, 03/12/54	200	190,685
State of Israel
3.38%, 01/15/50	200	132,870
3.80%, 05/13/60(c)	200	134,310
		1,467,082
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	200	190,730
3.88%, 05/06/51	260	189,720
4.00%, 10/17/49	25	18,954
5.38%, 06/15/33	65	67,562
		466,966
Japan — 0.1%
Development Bank of Japan, Inc.
1.00%, 08/27/30(b)	15	13,082
1.25%, 01/28/31(b)	10	8,704
3.88%, 08/28/28(b)	10	9,922
4.00%, 08/28/27(b)	5	4,991
4.50%, 01/30/34(b)	200	198,881
Japan International Cooperation Agency
4.00%, 05/23/28	210	209,191
4.75%, 05/21/29	195	197,572
		642,343
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.71%, 04/09/35(c)	200	196,950
4.88%, 10/14/44(c)	200	182,953
		379,903
Kuwait — 0.1%
Kuwait International Government Bonds
4.14%, 10/09/30(c)	200	196,679
4.65%, 10/09/35(c)	200	195,003
		391,682
Security	Par (000)	Value
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(c)	$200	$178,073
Netherlands — 0.2%
BNG Bank NV
3.50%, 05/19/28(b)	220	217,544
4.25%, 01/25/29(b)	205	205,622
4.25%, 01/14/36(b)	200	195,299
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 3.75%, 10/10/29(c)	200	197,063
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	55	48,617
4.00%, 06/01/28(b)	180	179,699
4.38%, 02/28/29(b)	5	5,032
4.50%, 01/16/30(b)	205	207,173
		1,256,049
Norway — 0.1%
Kommunalbanken AS
1.13%, 06/14/30(b)	200	177,377
4.00%, 01/19/28(b)	10	9,986
4.25%, 01/24/29(b)	200	200,646
4.50%, 09/01/28(b)	10	10,083
		398,092
Panama — 0.2%
Panama Government International Bonds
2.25%, 09/29/32	200	168,249
4.50%, 05/15/47	400	329,279
4.50%, 04/16/50	200	160,158
6.70%, 01/26/36	100	108,166
7.88%, 03/01/57	200	241,235
8.88%, 09/30/27	55	57,946
9.38%, 04/01/29	50	56,118
		1,121,151
Paraguay — 0.0%
Paraguay Government International Bonds, 3.85%, 06/28/33(c)	200	187,384
Peru — 0.2%
Peruvian Government International Bonds
1.86%, 12/01/32	100	82,657
2.78%, 01/23/31	145	133,770
2.78%, 12/01/60	65	35,444
2.84%, 06/20/30	25	23,478
3.00%, 01/15/34	110	95,220
3.30%, 03/11/41	70	54,170
3.55%, 03/10/51	75	52,217
3.60%, 01/15/72	85	53,866
5.50%, 03/30/36	122	123,327
5.63%, 11/18/50	100	96,669
6.20%, 06/30/55	100	101,401
6.55%, 03/14/37	70	77,085
8.75%, 11/21/33	110	134,115
		1,063,419
Poland — 0.2%
Bank Gospodarstwa Krajowego, 5.75%, 07/09/34(c)	200	207,788
Republic of Poland Government International Bonds
4.88%, 02/12/30	140	142,428
4.88%, 10/04/33	90	90,001
5.13%, 09/18/34	100	100,415
5.38%, 02/12/35	105	106,608
5.38%, 04/14/36	100	100,361
5.50%, 11/16/27	80	81,357

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland (continued)
5.50%, 04/04/53	$215	$199,943
5.50%, 03/18/54	200	185,394
6.13%, 04/14/56	100	100,068
		1,314,363
Qatar — 0.2%
Qatar Government International Bonds
3.75%, 04/16/30(c)	200	195,462
4.00%, 03/14/29(c)	200	197,874
4.40%, 04/16/50(c)	200	172,093
4.63%, 06/02/46(c)	200	180,653
4.82%, 03/14/49(c)	200	184,101
4.88%, 02/27/35(c)	200	203,761
5.10%, 04/23/48(c)	200	191,736
5.75%, 01/20/42(b)	200	210,276
		1,535,956
Romania — 0.1%
Romanian Government International Bonds
3.00%, 02/14/31(c)	100	89,858
3.63%, 03/27/32(c)	66	59,641
4.00%, 02/14/51(c)	200	135,763
5.13%, 06/15/48(c)	60	48,753
5.25%, 11/25/27(c)	60	60,224
6.00%, 05/25/34(c)	50	49,766
6.13%, 01/22/44(c)(d)	60	56,695
6.38%, 01/30/34(c)	200	203,254
6.63%, 02/17/28(c)	110	112,917
7.13%, 01/17/33(c)	100	106,465
7.63%, 01/17/53(c)	50	53,877
		977,213
South Africa — 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/29	200	200,103
5.65%, 09/27/47	200	168,474
6.25%, 03/08/41	125	119,179
7.10%, 11/19/36(c)	200	213,865
		701,621
South Korea — 0.2%
Export-Import Bank of Korea
3.75%, 01/13/29	200	197,899
3.88%, 01/13/31	200	196,227
4.03%, 01/13/29, (1-day SOFR + 0.40%)(a)	200	200,066
4.38%, 01/13/36	200	194,286
Korea International Bonds
1.75%, 10/15/31	200	176,326
4.50%, 07/03/29	200	202,012
Korea Mine Rehabilitation & Mineral Resources Corp., 5.13%, 05/08/29(c)	200	203,260
		1,370,076
Supranational — 1.7%
African Development Bank
3.50%, 09/18/29	100	98,137
3.88%, 06/12/28	10	9,970
4.00%, 03/18/30(d)	25	24,887
4.38%, 11/03/27	125	125,646
4.38%, 03/14/28	100	100,575
Council of Europe Development Bank
3.63%, 01/26/28	5	4,968
3.63%, 05/08/28	5	4,962
4.13%, 01/24/29	65	65,085
Security	Par (000)	Value
Supranational (continued)
4.50%, 01/15/30	$10	$10,116
4.63%, 06/11/27	35	35,220
European Bank for Reconstruction & Development
4.13%, 01/25/29	105	105,134
4.25%, 03/13/34	80	79,320
4.38%, 03/09/28	50	50,297
European Investment Bank
1.25%, 02/14/31	15	13,163
1.63%, 10/09/29	45	41,563
1.63%, 05/13/31	5	4,440
1.75%, 03/15/29	295	277,229
3.25%, 11/15/27	30	29,692
3.63%, 07/15/30	250	245,402
3.75%, 11/15/29	915	905,063
3.75%, 03/13/31	400	393,151
3.75%, 02/14/33	25	24,241
3.88%, 03/15/28	5	4,989
3.88%, 10/15/30	300	296,989
4.00%, 02/15/29	20	19,973
4.13%, 02/13/34	345	340,062
4.25%, 08/16/32	180	180,086
4.25%, 02/08/36	200	197,215
4.38%, 10/10/31	5	5,047
4.50%, 10/16/28	405	409,181
4.50%, 03/14/30	375	380,111
4.63%, 02/12/35	200	203,480
4.75%, 06/15/29	25	25,485
Inter-American Development Bank
0.63%, 09/16/27	90	86,219
1.13%, 07/20/28	155	145,876
1.13%, 01/13/31(d)	195	170,486
2.25%, 06/18/29	176	166,873
2.38%, 07/07/27	105	103,219
3.13%, 09/18/28	214	209,747
3.20%, 08/07/42	5	4,010
3.50%, 09/14/29	190	186,541
3.50%, 04/12/33	170	161,910
3.63%, 09/17/31	20	19,466
3.75%, 06/14/30	40	39,438
3.88%, 10/28/41	75	66,174
4.00%, 01/12/28	115	114,971
4.13%, 02/15/29	225	225,336
4.38%, 07/17/34	45	45,032
4.38%, 07/16/35	15	14,939
4.38%, 01/24/44	29	26,797
4.50%, 02/15/30	240	243,153
International Bank for Reconstruction & Development
0.75%, 11/24/27	224	213,587
0.75%, 08/26/30	161	140,047
0.88%, 05/14/30	204	180,051
1.13%, 09/13/28	345	323,236
1.25%, 02/10/31	191	167,650
1.38%, 04/20/28	235	223,834
1.63%, 11/03/31	225	197,120
1.75%, 10/23/29	200	185,265
2.50%, 11/22/27	115	112,532
3.13%, 06/15/27	205	203,262
3.50%, 07/12/28	245	242,403
3.50%, 10/28/30	300	292,464
3.63%, 09/21/29	75	73,920
3.88%, 10/16/29	295	292,924

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.88%, 02/14/30	$185	$183,497
3.88%, 08/28/34	225	217,407
4.00%, 07/25/30	90	89,602
4.00%, 01/10/31	300	298,231
4.00%, 05/06/32	10	9,878
4.13%, 03/20/30	5	5,002
4.38%, 08/27/35	245	244,042
4.50%, 04/10/31	25	25,382
4.63%, 08/01/28(d)	225	227,728
4.63%, 01/15/32	285	290,783
4.75%, 11/14/33(d)	225	230,920
4.75%, 02/15/35	20	20,495
Nordic Investment Bank
3.38%, 09/08/27	40	39,672
4.25%, 02/28/29	170	170,744
4.38%, 03/14/28	5	5,029
		11,647,773
Sweden — 0.0%
Kommuninvest I Sverige AB, 3.50%, 08/25/27(b)	20	19,867
Svensk Exportkredit AB
3.75%, 09/13/27	25	24,898
4.13%, 06/14/28	50	50,020
4.25%, 02/01/29	20	20,058
4.88%, 10/04/30	40	41,026
		155,869
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
1.70%, 03/02/31(c)	200	176,460
1.88%, 09/15/31(c)	200	174,831
2.50%, 09/30/29(c)	400	376,141
3.13%, 10/11/27(c)	200	196,987
3.13%, 09/30/49(c)	200	136,134
3.88%, 04/16/50(c)	200	154,595
4.13%, 10/11/47(c)	200	163,573
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(c)	200	184,991
Finance Department Government of Sharjah, 3.63%, 03/10/33(c)	200	174,095
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(c)	200	187,594
UAE International Government Bonds, 2.88%, 10/19/41(c)	400	296,420
		2,221,821
Uruguay — 0.1%
Uruguay Government International Bonds
4.13%, 11/20/45	100	86,022
4.38%, 01/23/31	110	110,600
4.98%, 04/20/55	128	115,365
5.10%, 06/18/50	169	157,124
5.75%, 10/28/34	50	52,438
7.63%, 03/21/36	70	82,798
7.88%, 01/15/33, (7.88 % Cash)(f)	85	99,568
		703,915
Total Foreign Government Obligations — 6.4% (Cost: $46,056,438)		45,147,615
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 20.7%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	117	115,269
4.00%, 01/01/48	28	26,902
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	$250	$237,700
Series K070, Class A2, 3.30%, 11/25/27(a)	200	197,551
Series K115, Class A2, 1.38%, 06/25/30	50	44,522
Series K131, Class A2, 1.85%, 07/25/31	1,000	885,762
Series K739, Class A2, 1.34%, 09/25/27	175	170,310
Federal National Mortgage Association
Series 2018-M12, Class A2, 3.65%, 08/25/30(a)	45	43,701
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	340	298,671
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	220,799
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	490	425,626
Government National Mortgage Association
2.00%, 08/20/50	128	105,535
2.00%, 11/20/50	343	282,092
2.00%, 01/20/51	3,356	2,759,134
2.00%, 02/20/51	1,301	1,068,073
2.00%, 10/20/51	909	746,345
2.00%, 12/20/51	315	258,765
2.50%, 10/20/50	409	350,125
2.50%, 01/20/51	146	125,114
2.50%, 08/20/51	96	82,080
2.50%, 11/20/51	2,730	2,336,374
2.50%, 12/20/51	689	589,729
2.50%, 02/20/52	1,422	1,216,954
2.50%, 08/20/52	271	231,967
3.00%, 03/20/45	24	22,076
3.00%, 12/20/45	3	2,661
3.00%, 01/20/46	3	2,668
3.00%, 03/20/46	196	176,544
3.00%, 05/20/46	2	1,634
3.00%, 08/20/46	8	7,076
3.00%, 09/20/46	71	63,963
3.00%, 04/20/49	37	32,898
3.00%, 10/15/49	24	21,357
3.00%, 12/20/49	802	713,924
3.00%, 02/20/50	279	248,406
3.00%, 07/20/50	93	82,976
3.00%, 12/20/50	128	113,803
3.00%, 08/20/51	836	744,596
3.00%, 09/20/51	704	626,480
3.00%, 10/20/51	462	411,338
3.00%, 11/20/51	107	95,240
3.00%, 02/20/52	707	629,240
3.50%, 10/20/42	570	537,063
3.50%, 05/20/47	325	300,179
3.50%, 09/20/47	626	577,837
3.50%, 02/20/48	113	104,663
3.50%, 03/20/49	271	249,960
3.50%, 09/20/49	173	159,061
3.50%, 10/20/49	115	105,418
3.50%, 12/20/49	48	44,003
3.50%, 01/20/50	256	235,358
3.50%, 01/20/52	716	655,933
3.50%, 02/20/52	253	232,090
4.00%, 02/20/49	611	580,984
4.00%, 01/20/50	34	32,078
4.00%, 07/20/52	71	66,958
4.00%, 08/20/52	261	245,969
4.00%, 09/20/52	605	571,072
4.00%, 12/20/52	178	167,740

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 06/22/56(i)	$550	$511,364
4.50%, 07/20/41	136	134,889
4.50%, 09/20/48	68	67,043
4.50%, 01/20/49	137	133,849
4.50%, 06/20/53	535	518,407
4.50%, 10/20/54	456	439,827
4.50%, 11/20/54	451	435,384
4.50%, 06/22/56(i)	1,100	1,058,040
5.00%, 07/20/52	36	35,717
5.00%, 09/20/52	368	365,805
5.00%, 11/20/52	93	92,855
5.00%, 12/20/52	286	284,701
5.00%, 01/20/53	249	247,580
5.00%, 04/20/53	108	107,589
5.00%, 11/20/53	269	267,095
5.00%, 10/20/54	117	115,915
5.00%, 11/20/54	1,308	1,295,702
5.00%, 02/20/56	203	200,118
5.00%, 06/22/56(i)	1,840	1,816,850
5.50%, 12/20/52	445	452,004
5.50%, 01/20/53	44	44,530
5.50%, 02/20/53	93	94,602
5.50%, 04/20/53	244	247,533
5.50%, 05/20/53	96	97,392
5.50%, 06/20/53	130	132,001
5.50%, 07/20/53	223	227,508
5.50%, 09/20/53	587	595,320
5.50%, 06/20/54	30	30,525
5.50%, 10/20/54	478	482,145
5.50%, 12/20/54	70	70,664
5.50%, 11/20/55	99	99,868
5.50%, 02/20/56	307	309,013
5.50%, 06/22/56(i)	1,475	1,484,097
6.00%, 09/20/53	74	75,795
6.00%, 10/20/53	113	116,130
6.00%, 07/20/54	463	474,162
6.00%, 08/20/54	559	572,298
6.00%, 07/20/55	106	107,768
6.00%, 04/20/56	118	120,401
6.00%, 05/20/56	120	122,872
6.00%, 06/22/56(i)	625	636,756
6.50%, 10/20/53	15	15,219
6.50%, 06/15/54(i)	525	546,666
6.50%, 06/20/54	186	194,422
6.50%, 07/20/54	295	308,125
6.50%, 12/20/55	204	212,227
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	118	105,830
1.50%, 10/01/36	47	42,332
1.50%, 02/01/37	966	867,229
1.50%, 03/01/37	1,214	1,088,941
1.50%, 04/01/37	94	84,423
1.50%, 08/01/37	82	74,010
1.50%, 06/18/40(i)	200	179,543
1.50%, 11/01/50	378	290,253
1.50%, 03/01/51	540	414,756
1.50%, 04/01/51	396	303,988
1.50%, 05/01/51	762	584,744
1.50%, 07/01/51	1,373	1,054,136
2.00%, 12/01/35	32	29,611
2.00%, 02/01/36	517	477,163
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 03/01/36	$104	$96,182
2.00%, 04/01/36	39	35,466
2.00%, 05/01/36	76	70,235
2.00%, 06/01/36	429	395,242
2.00%, 08/01/36	286	262,976
2.00%, 09/01/36	522	479,553
2.00%, 10/01/36	169	155,382
2.00%, 11/01/36	151	139,638
2.00%, 12/01/36	328	300,986
2.00%, 01/01/37	439	404,766
2.00%, 02/01/37	555	509,709
2.00%, 04/01/37	1,441	1,323,805
2.00%, 05/01/37	219	201,063
2.00%, 06/01/37	483	443,469
2.00%, 06/18/40(i)	100	91,818
2.00%, 07/01/50	218	176,918
2.00%, 08/01/50	628	510,669
2.00%, 09/01/50	279	226,961
2.00%, 10/01/50	643	522,115
2.00%, 11/01/50	1,435	1,161,465
2.00%, 12/01/50	49	39,682
2.00%, 01/01/51	574	464,453
2.00%, 02/01/51	291	236,128
2.00%, 03/01/51	1,819	1,473,124
2.00%, 04/01/51	1,101	890,592
2.00%, 05/01/51	904	731,230
2.00%, 06/01/51	681	552,340
2.00%, 07/01/51	523	423,884
2.00%, 08/01/51	1,685	1,359,741
2.00%, 10/01/51	2,359	1,908,941
2.00%, 11/01/51	1,982	1,603,460
2.00%, 12/01/51	2,172	1,767,808
2.00%, 01/01/52	2,281	1,842,256
2.00%, 02/01/52	374	301,750
2.00%, 04/01/52	977	786,442
2.00%, 10/01/52	2,148	1,728,480
2.00%, 06/11/56(i)	400	319,875
2.50%, 07/01/32	177	170,270
2.50%, 11/01/34	25	23,550
2.50%, 10/01/35	77	72,135
2.50%, 03/01/36	60	56,503
2.50%, 05/01/36	318	300,384
2.50%, 06/01/36	59	55,762
2.50%, 07/01/36	237	223,916
2.50%, 08/01/36	104	98,117
2.50%, 04/01/37	230	217,386
2.50%, 05/01/37	262	246,838
2.50%, 06/01/37	263	247,741
2.50%, 06/16/41(i)	250	235,430
2.50%, 10/01/50	77	66,289
2.50%, 11/01/50	1,043	888,350
2.50%, 12/01/50	244	206,549
2.50%, 01/01/51	242	203,772
2.50%, 03/01/51	435	369,391
2.50%, 04/01/51	116	97,031
2.50%, 07/01/51	1,542	1,303,378
2.50%, 08/01/51	1,167	994,634
2.50%, 09/01/51	1,297	1,097,961
2.50%, 10/01/51	901	760,526
2.50%, 11/01/51	1,967	1,661,235
2.50%, 12/01/51	2,754	2,336,489

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 01/01/52	$2,562	$2,155,815
2.50%, 02/01/52	363	308,226
2.50%, 04/01/52	2,404	2,028,802
2.50%, 07/01/52	128	107,720
2.50%, 01/01/54	407	343,394
2.50%, 06/11/56(i)	175	146,405
3.00%, 03/01/30	33	32,530
3.00%, 09/01/34	249	238,493
3.00%, 03/01/35	23	21,726
3.00%, 07/01/35	17	16,097
3.00%, 07/01/38	166	158,160
3.00%, 06/16/41(i)	400	380,201
3.00%, 11/01/46	74	66,251
3.00%, 04/01/48	463	421,680
3.00%, 11/01/48	97	87,060
3.00%, 02/01/49	673	608,276
3.00%, 12/01/49	956	850,929
3.00%, 08/01/50	134	119,089
3.00%, 10/01/50	210	184,363
3.00%, 01/01/51	60	52,931
3.00%, 04/01/51	66	57,267
3.00%, 07/01/51	855	755,519
3.00%, 08/01/51	348	305,724
3.00%, 11/01/51	53	46,362
3.00%, 01/01/52	985	871,240
3.00%, 02/01/52	361	317,371
3.00%, 04/01/52	3,720	3,273,333
3.00%, 05/01/52	1,174	1,030,757
3.50%, 02/01/34	62	60,726
3.50%, 06/16/41(i)	425	406,429
3.50%, 07/01/45	1,321	1,225,567
3.50%, 07/01/47	46	42,598
3.50%, 09/01/47	475	438,756
3.50%, 10/01/47	248	228,771
3.50%, 11/01/47	61	55,968
3.50%, 02/01/48	293	270,496
3.50%, 02/01/49	46	42,407
3.50%, 03/01/49	190	175,107
3.50%, 06/01/49	278	256,818
3.50%, 08/01/49	55	50,389
3.50%, 12/01/49	244	223,062
3.50%, 02/01/51	1,326	1,218,597
3.50%, 10/01/51	586	540,667
3.50%, 06/01/52	730	669,326
3.50%, 07/01/52	244	224,485
3.50%, 06/11/56(i)	600	545,313
4.00%, 08/01/37	22	21,570
4.00%, 09/01/37	30	29,795
4.00%, 11/01/37	42	40,855
4.00%, 02/01/38	22	21,272
4.00%, 05/01/38	20	19,080
4.00%, 11/01/38	12	12,005
4.00%, 06/15/39(i)	1,025	995,296
4.00%, 11/01/39	196	191,041
4.00%, 12/01/39	118	115,129
4.00%, 09/01/47	31	29,363
4.00%, 05/01/48	901	855,360
4.00%, 09/01/48	272	258,090
4.00%, 03/01/49	139	131,614
4.00%, 07/01/49	552	524,093
4.00%, 08/01/49	194	184,839
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/01/50	$408	$386,756
4.00%, 05/01/50	196	185,284
4.00%, 03/01/51	974	922,706
4.00%, 05/01/52	413	388,531
4.00%, 06/01/52	531	498,902
4.00%, 08/01/52	496	467,190
4.00%, 06/11/56(i)	900	842,547
4.50%, 10/01/40	131	129,960
4.50%, 02/01/41	125	123,605
4.50%, 03/01/41	126	124,839
4.50%, 04/01/49	65	63,869
4.50%, 09/01/50	303	296,349
4.50%, 10/01/50	111	108,310
4.50%, 05/01/52	116	112,902
4.50%, 06/01/52	628	607,363
4.50%, 09/01/52	851	823,036
4.50%, 10/01/52	1,566	1,516,043
4.50%, 11/01/52	36	34,416
4.50%, 12/01/52	256	248,814
4.50%, 08/01/53	32	31,637
4.50%, 03/01/55	234	224,715
4.50%, 06/11/56(i)	800	767,921
5.00%, 09/01/49	20	19,873
5.00%, 08/01/52	92	90,907
5.00%, 09/01/52	215	213,826
5.00%, 10/01/52	326	324,017
5.00%, 11/01/52	281	279,586
5.00%, 12/01/52	236	235,128
5.00%, 01/01/53	679	673,533
5.00%, 03/01/53	73	72,421
5.00%, 04/01/53	194	192,116
5.00%, 06/01/53	173	171,695
5.00%, 10/01/54	735	724,828
5.00%, 11/01/54	588	580,292
5.00%, 12/01/54	1,355	1,343,514
5.00%, 01/01/55	344	339,960
5.00%, 11/01/55	280	276,765
5.00%, 12/01/55	1,221	1,206,135
5.00%, 01/01/56	174	172,350
5.00%, 03/01/56	73	71,605
5.00%, 04/01/56	251	249,137
5.00%, 05/01/56	341	337,760
5.00%, 06/11/56(i)	1,975	1,942,888
5.50%, 09/01/52	86	88,124
5.50%, 11/01/52	257	259,934
5.50%, 12/01/52	494	502,599
5.50%, 01/01/53	1,076	1,095,001
5.50%, 02/01/53	581	588,617
5.50%, 03/01/53	755	763,208
5.50%, 04/01/53	124	126,244
5.50%, 05/01/53	1,606	1,619,995
5.50%, 06/01/53	36	36,593
5.50%, 03/01/54	489	492,960
5.50%, 05/01/54	241	243,585
5.50%, 09/01/54	28	28,844
5.50%, 11/01/54	1,067	1,082,064
5.50%, 03/01/55	244	246,169
5.50%, 04/01/55	194	197,087
5.50%, 05/01/55	369	371,897
5.50%, 07/01/55	476	479,761
5.50%, 08/01/55	48	48,340

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 10/01/55	$79	$80,394
5.50%, 11/01/55	852	862,282
5.50%, 12/01/55	426	432,043
5.50%, 01/01/56	206	208,617
5.50%, 02/01/56	341	344,972
5.50%, 03/01/56	103	104,208
5.50%, 06/11/56(i)	705	708,112
6.00%, 12/01/52	52	53,119
6.00%, 01/01/53	53	55,653
6.00%, 06/01/53	60	61,923
6.00%, 07/01/53	142	145,830
6.00%, 08/01/53	239	248,063
6.00%, 09/01/53	325	334,306
6.00%, 11/01/53	445	456,934
6.00%, 12/01/53	151	156,113
6.00%, 01/01/54	242	247,959
6.00%, 02/01/54	87	90,183
6.00%, 03/01/54	193	198,029
6.00%, 05/01/54	973	1,003,288
6.00%, 08/01/54	768	785,524
6.00%, 09/01/54	352	362,398
6.00%, 10/01/54	214	219,266
6.00%, 02/01/55	308	317,167
6.00%, 03/01/55	330	338,925
6.00%, 04/01/55	104	106,274
6.00%, 05/01/55	303	310,246
6.00%, 06/01/55	60	61,343
6.00%, 07/01/55	715	730,349
6.00%, 08/01/55	148	151,825
6.00%, 09/01/55	294	301,615
6.00%, 06/11/56(i)	1,875	1,914,507
6.50%, 10/01/53	32	33,315
6.50%, 11/01/53	43	45,070
6.50%, 12/01/53	347	363,100
6.50%, 01/01/54	510	535,055
6.50%, 02/01/54	430	452,080
6.50%, 03/01/54	146	151,413
6.50%, 08/01/54	569	592,978
6.50%, 09/01/54	258	270,484
6.50%, 01/01/55	580	605,706
6.50%, 04/01/55	308	320,321
6.50%, 07/01/55	100	103,744
6.50%, 08/01/55	171	179,069
6.50%, 09/01/55	111	116,155
6.50%, 06/11/56(i)	150	155,914
		146,251,848
U.S. Government Obligations — 39.5%
U.S. Treasury Bonds
1.13%, 05/15/40	640	401,900
1.13%, 08/15/40	932	579,151
1.25%, 05/15/50	1,482	697,235
1.38%, 11/15/40	1,650	1,060,125
1.38%, 08/15/50	1,440	698,175
1.63%, 11/15/50	1,600	827,500
1.75%, 08/15/41	1,855	1,236,473
1.88%, 02/15/41	1,727	1,191,360
1.88%, 02/15/51	1,770	973,500
1.88%, 11/15/51	1,690	919,466
2.00%, 11/15/41	1,402	965,627
2.00%, 02/15/50	658	379,687
2.00%, 08/15/51	1,524	859,155
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.25%, 05/15/41	$1,435	$1,041,272
2.25%, 08/15/46	1,033	668,545
2.25%, 08/15/49	500	308,281
2.25%, 02/15/52	1,483	884,239
2.38%, 02/15/42	1,275	924,973
2.38%, 11/15/49	500	315,703
2.38%, 05/15/51	1,514	937,734
2.50%, 02/15/45	859	597,810
2.50%, 02/15/46	760	520,125
2.50%, 05/15/46	900	613,828
2.75%, 08/15/42	290	220,309
2.75%, 11/15/42	400	302,375
2.75%, 08/15/47	550	386,117
2.75%, 11/15/47	600	420,000
2.88%, 05/15/43	200	152,563
2.88%, 08/15/45	556	409,703
2.88%, 11/15/46	600	435,094
2.88%, 05/15/49	200	140,969
2.88%, 05/15/52	1,300	891,312
3.00%, 05/15/42	250	197,969
3.00%, 11/15/44	500	380,000
3.00%, 05/15/45	44	33,220
3.00%, 11/15/45	400	300,000
3.00%, 02/15/47	500	369,688
3.00%, 05/15/47	600	442,500
3.00%, 02/15/48	800	584,875
3.00%, 08/15/48	700	509,031
3.00%, 02/15/49	300	217,125
3.00%, 08/15/52	1,138	799,801
3.13%, 02/15/43	500	397,344
3.13%, 08/15/44	500	389,063
3.13%, 05/15/48	550	410,352
3.25%, 05/15/42	968	793,457
3.38%, 08/15/42	974	809,333
3.38%, 05/15/44	100	81,094
3.63%, 08/15/43	200	169,531
3.63%, 02/15/53	1,114	883,541
3.63%, 05/15/53	1,220	966,659
3.75%, 11/15/43	300	258,000
3.88%, 02/15/43	488	430,508
3.88%, 05/15/43	637	560,460
4.00%, 11/15/42	488	438,666
4.00%, 11/15/52	1,129	958,592
4.13%, 08/15/44	1,178	1,060,016
4.13%, 08/15/53	1,338	1,160,297
4.25%, 05/15/39	400	384,875
4.25%, 02/15/54	1,454	1,287,472
4.25%, 08/15/54	1,499	1,327,786
4.38%, 08/15/43	1,157	1,083,241
4.50%, 02/15/36	100	101,125
4.50%, 02/15/44	1,006	953,657
4.50%, 11/15/54	1,342	1,239,672
4.63%, 05/15/44	599	576,163
4.63%, 11/15/44	707	678,168
4.63%, 11/15/45	758	724,482
4.63%, 02/15/46	370	353,408
4.63%, 05/15/54	1,394	1,314,281
4.63%, 02/15/55	1,127	1,062,902
4.63%, 11/15/55	1,216	1,147,980
4.75%, 02/15/37	469	481,458
4.75%, 11/15/43	885	866,747

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.75%, 02/15/45	$573	$557,959
4.75%, 11/15/53	1,384	1,329,721
4.75%, 05/15/55	1,231	1,185,030
4.75%, 08/15/55	1,310	1,261,489
4.75%, 02/15/56	1,078	1,039,259
4.88%, 08/15/45	679	670,619
5.00%, 05/15/37	400	419,438
5.00%, 05/15/45	852	855,461
5.00%, 05/15/56	141	141,441
U.S. Treasury Notes
0.38%, 09/30/27	1,100	1,049,512
0.50%, 08/31/27	780	747,551
0.50%, 10/31/27	560	533,553
0.63%, 11/30/27	700	666,148
0.63%, 12/31/27	1,445	1,371,113
0.63%, 05/15/30	115	100,517
0.63%, 08/15/30	2,050	1,776,133
0.75%, 01/31/28	1,700	1,611,812
0.88%, 11/15/30	1,190	1,033,998
1.00%, 07/31/28	1,570	1,472,611
1.13%, 02/29/28	1,585	1,508,784
1.13%, 08/31/28	200	187,656
1.13%, 02/15/31	1,015	885,984
1.25%, 03/31/28	1,720	1,637,158
1.25%, 04/30/28	1,400	1,329,508
1.25%, 05/31/28	1,600	1,516,000
1.25%, 06/30/28	1,660	1,569,348
1.25%, 09/30/28	1,700	1,595,742
1.25%, 08/15/31	1,950	1,685,836
1.38%, 10/31/28	650	610,543
1.38%, 12/31/28	1,400	1,309,328
1.38%, 11/15/31	2,650	2,289,145
1.50%, 11/30/28	1,300	1,222,305
1.63%, 05/15/31	1,927	1,710,815
1.75%, 01/31/29	723	681,371
1.88%, 02/28/29	1,050	991,184
1.88%, 02/15/32	2,150	1,897,375
2.25%, 08/15/27	700	686,219
2.25%, 11/15/27	1,000	975,820
2.38%, 03/31/29	680	649,825
2.38%, 05/15/29	1,000	953,984
2.63%, 02/15/29	1,000	963,594
2.63%, 07/31/29	1,000	957,578
2.75%, 07/31/27	1,000	986,523
2.75%, 02/15/28	1,400	1,371,398
2.75%, 05/31/29	900	867,164
2.75%, 08/15/32	1,262	1,160,054
2.88%, 05/15/28	1,000	978,867
2.88%, 08/15/28	600	585,563
2.88%, 04/30/29	800	774,313
2.88%, 05/15/32	2,000	1,859,375
3.13%, 11/15/28	1,100	1,076,797
3.13%, 08/31/29	1,900	1,845,523
3.25%, 06/30/27	900	893,707
3.25%, 06/30/29	657	641,756
3.38%, 09/15/27	833	827,110
3.38%, 11/30/27	1,500	1,487,168
3.38%, 12/31/27	1,810	1,793,102
3.38%, 09/15/28	282	278,012
3.38%, 05/15/33	1,778	1,681,043
3.50%, 09/30/27	1,110	1,103,583
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 10/31/27	$560	$556,434
3.50%, 01/31/28	1,114	1,105,210
3.50%, 04/30/28	1,000	990,742
3.50%, 11/15/28	562	554,975
3.50%, 12/15/28	270	266,520
3.50%, 09/30/29	1,273	1,250,225
3.50%, 01/31/30	1,440	1,410,863
3.50%, 04/30/30	800	782,625
3.50%, 11/30/30	2,673	2,604,922
3.50%, 02/28/31	1,192	1,159,965
3.50%, 02/15/33	2,280	2,178,112
3.63%, 08/31/27	467	465,176
3.63%, 03/31/28	924	917,936
3.63%, 05/31/28	453	449,691
3.63%, 08/15/28	351	348,121
3.63%, 08/31/29	1,964	1,937,148
3.63%, 03/31/30	700	688,352
3.63%, 08/31/30	1,534	1,504,518
3.63%, 09/30/30	1,707	1,673,794
3.63%, 10/31/30	3,040	2,979,200
3.63%, 12/31/30	2,773	2,714,940
3.63%, 09/30/31	750	730,605
3.75%, 06/30/27	1,720	1,717,044
3.75%, 08/15/27	1,124	1,121,497
3.75%, 04/15/28	2,299	2,288,672
3.75%, 04/30/28	1,631	1,623,546
3.75%, 05/15/28	4,125	4,105,342
3.75%, 12/31/28	1,200	1,191,469
3.75%, 05/31/30	1,210	1,194,213
3.75%, 06/30/30	438	432,046
3.75%, 12/31/30	800	787,313
3.75%, 01/31/31	1,270	1,249,561
3.75%, 08/31/31	636	623,528
3.75%, 10/31/32	703	683,338
3.75%, 11/30/32	556	540,145
3.75%, 02/28/33	635	615,801
3.88%, 07/31/27	1,930	1,928,492
3.88%, 10/15/27	785	784,141
3.88%, 11/30/27	1,223	1,221,284
3.88%, 12/31/27	800	798,625
3.88%, 03/15/28	1,533	1,529,886
3.88%, 06/15/28	2,226	2,220,087
3.88%, 07/15/28	3,357	3,347,296
3.88%, 04/15/29	1,242	1,236,275
3.88%, 09/30/29	1,900	1,888,125
3.88%, 11/30/29	1,450	1,440,031
3.88%, 12/31/29	1,211	1,202,391
3.88%, 04/30/30	2,263	2,244,436
3.88%, 06/30/30	1,850	1,833,668
3.88%, 07/31/30	1,596	1,581,536
3.88%, 03/31/31	1,430	1,413,912
3.88%, 04/30/31	1,423	1,406,658
3.88%, 08/31/32	463	453,812
3.88%, 09/30/32	1,009	988,584
3.88%, 12/31/32	208	203,434
3.88%, 08/15/33	1,849	1,800,266
3.88%, 08/15/34	2,809	2,716,391
4.00%, 12/15/27	1,504	1,504,529
4.00%, 02/29/28	1,000	1,000,156
4.00%, 06/30/28	538	537,874
4.00%, 01/31/29	1,437	1,435,204

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 07/31/29	$1,133	$1,130,787
4.00%, 10/31/29	1,050	1,047,293
4.00%, 02/28/30	2,166	2,158,724
4.00%, 03/31/30	1,558	1,552,644
4.00%, 05/31/30	1,968	1,960,312
4.00%, 07/31/30	600	597,422
4.00%, 01/31/31	995	989,248
4.00%, 04/30/32	653	645,807
4.00%, 06/30/32	1,132	1,118,469
4.00%, 07/31/32	557	549,994
4.00%, 01/31/33	781	768,980
4.00%, 02/15/34	2,838	2,777,249
4.00%, 11/15/35	3,409	3,297,675
4.13%, 09/30/27	900	902,004
4.13%, 10/31/27	420	420,886
4.13%, 11/15/27	500	501,016
4.13%, 07/31/28	500	501,094
4.13%, 03/31/29	1,700	1,703,320
4.13%, 10/31/29	1,792	1,794,240
4.13%, 11/30/29	1,605	1,607,132
4.13%, 08/31/30	662	661,948
4.13%, 03/31/31	990	989,149
4.13%, 07/31/31	674	673,000
4.13%, 10/31/31	498	496,677
4.13%, 11/30/31	1,120	1,116,938
4.13%, 02/29/32	599	596,660
4.13%, 03/31/32	1,140	1,135,369
4.13%, 05/31/32	467	464,701
4.13%, 11/15/32	2,322	2,305,673
4.13%, 04/30/33	485	480,491
4.13%, 02/15/36	2,358	2,300,892
4.25%, 01/15/28	1,504	1,509,993
4.25%, 02/15/28	1,304	1,309,501
4.25%, 02/28/29	1,312	1,318,765
4.25%, 06/30/29	1,500	1,507,969
4.25%, 01/31/30	1,853	1,862,555
4.25%, 02/28/31	1,000	1,004,766
4.25%, 06/30/31	900	903,867
4.25%, 03/31/33	362	361,491
4.25%, 11/15/34	2,841	2,816,585
4.25%, 05/15/35	2,700	2,670,047
4.25%, 08/15/35	2,868	2,833,046
4.38%, 07/15/27	1,210	1,215,908
4.38%, 08/31/28	800	805,937
4.38%, 11/30/28	1,556	1,568,399
4.38%, 12/31/29	2,000	2,018,906
4.38%, 11/30/30	687	693,816
4.38%, 01/31/32	537	541,783
4.38%, 05/15/34	2,824	2,830,619
4.38%, 05/15/36	1,248	1,241,760
4.50%, 05/31/29	907	918,125
4.50%, 12/31/31	629	638,582
4.50%, 11/15/33	2,475	2,504,391
4.63%, 06/15/27	1,000	1,007,227
4.63%, 09/30/28	1,101	1,115,435
4.63%, 04/30/29	1,960	1,990,319
4.63%, 09/30/30	600	611,859
4.63%, 04/30/31	800	816,812
4.63%, 05/31/31	1,000	1,021,016
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 02/15/35	$2,800	$2,848,562
4.88%, 10/31/28	1,400	1,426,687
4.88%, 10/31/30	771	794,010
		278,109,584
Total U.S. Government & Agency Obligations — 60.2% (Cost: $454,797,893)		424,361,432
Total Long-Term Investments — 98.3% (Cost: $730,858,508)		692,604,853
	Shares
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(j)(k)(l)	27,679,256	27,679,256
Total Short-Term Securities — 3.9% (Cost: $27,679,256)		27,679,256
Total Investments Before TBA Sales Commitments — 102.2% (Cost: $758,537,764)		720,284,109
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.0)%
Government National Mortgage Association, 5.50%, 06/22/56	$(25)	(25,154)
Total TBA Sales Commitments — (0.0)% (Proceeds: $(24,945))		(25,154)
Total Investments, Net of TBA Sales Commitments — 102.2% (Cost: $758,512,819)		720,258,955
Liabilities in Excess of Other Assets — (2.2)%		(15,810,737)
Net Assets — 100.0%		$704,448,218

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Advanced Universal USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,037,675	$—	$(2,358,419)(a)	$—	$—	$27,679,256	27,679,256	$186,273 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,014,929	$—	$2,014,929
Collateralized Mortgage Obligations	—	5,665,447	—	5,665,447
Corporate Bonds & Notes	—	215,415,430	—	215,415,430
Foreign Government Obligations	—	45,147,615	—	45,147,615
U.S. Government & Agency Obligations	—	424,361,432	—	424,361,432
Short-Term Securities
Money Market Funds	27,679,256	—	—	27,679,256
Liabilities
Investments
TBA Sales Commitments	—	(25,154)	—	(25,154)
	$27,679,256	$692,579,699	$—	$720,258,955

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced